UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6453

Fidelity Court Street Trust II
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2003

Item 1. Reports to Stockholders

Spartan®

Florida Municipal
Income Fund

and

Fidelity®
Florida Municipal
Money Market Fund

Semiannual Report

May 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Spartan Florida Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Florida Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Spartan Florida Municipal Income Fund

Investment Changes

Top Five Sectors as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	18.8	19.3
Health Care	15.7	12.9
Special Tax	14.9	12.4
Water & Sewer	12.7	11.5
Transportation	10.5	10.8
Average Years to Maturity as of May 31, 2003
		6 months ago
Years	13.0	12.1
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of May 31, 2003
6 months ago
Years	6.7	6.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of May 31, 2003	As of November 30, 2002
AAA 72.7%	AAA 70.7%
AA,A 18.5%	AA,A 20.1%
BBB 5.1%	BBB 5.6%
Not Rated 1.8%	Not Rated 2.4%
Short-Term Investments and Net Other Assets 1.9%	Short-Term Investments and Net Other Assets 1.2%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Spartan Florida Municipal Income Fund

Investments May 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.1%
	Principal Amount	Value (Note 1)
Florida - 96.1%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.):
6% 11/15/09 (Escrowed to Maturity) (f)	$ 1,970,000	$ 2,225,568
6.05% 11/15/16 (Escrowed to Maturity) (f)	6,230,000	7,677,541
Bay County Wtr. Sys. Rev. 5.7% 9/1/30 (AMBAC Insured)	10,605,000	12,132,642
Brevard County Util. Rev.:
5.25% 3/1/09 (FGIC Insured)	2,000,000	2,303,760
5.25% 3/1/10 (FGIC Insured)	2,145,000	2,477,303
5.25% 3/1/14 (FGIC Insured)	1,500,000	1,722,285
Broward County Arpt. Sys. Rev.:
Series 1998 H1, 5.25% 10/1/11 (AMBAC Insured) (e)	1,505,000	1,645,567
Series H1, 4.5% 10/1/04 (AMBAC Insured) (e)	3,280,000	3,421,827
Series J1, 5.75% 10/1/18 (AMBAC Insured) (e)	2,755,000	3,099,292
Broward County Gen. Oblig. Series 2001 A, 5.25% 1/1/21	3,500,000	3,828,965
Broward County School Board Ctfs. of Prtn. 5.25% 7/1/16 (MBIA Insured)	6,060,000	6,896,401
Cap. Projs. Fin. Auth. Student Hsg. Rev.:
5.5% 10/1/11 (MBIA Insured)	2,275,000	2,601,030
5.5% 10/1/12 (MBIA Insured)	1,460,000	1,668,532
5.5% 10/1/13 (MBIA Insured)	1,265,000	1,433,182
Cape Canaveral Hosp. District Rev. Ctfs. 5.25% 1/1/18 (MBIA Insured)	2,745,000	2,977,282
Clearwater Impt. Rev. Series 2001, 5.25% 2/1/22 (FSA Insured)	2,200,000	2,396,284
Clearwater Rev. 5.375% 3/1/31 (MBIA Insured)	1,250,000	1,469,375
Collier County School Board Ctfs. of Prtn.:
5.375% 2/15/17 (FSA Insured)	1,500,000	1,706,160
5.375% 2/15/21 (FSA Insured)	4,000,000	4,435,760
Dade County Aviation Rev.:
(Miami Int'l. Arpt. Proj.):
Series A, 6% 10/1/08 (FSA Insured) (e)	4,175,000	4,846,424
Series B, 5% 10/1/11 (FSA Insured) (e)	3,300,000	3,568,653
Series B, 6.3% 10/1/05 (AMBAC Insured)	1,200,000	1,301,964
Series C, 5.5% 10/1/11 (MBIA Insured)	5,200,000	5,852,808
Series D, 5.75% 10/1/09 (AMBAC Insured) (e)	2,125,000	2,334,355
Series Y, 5.3% 10/1/05	3,460,000	3,573,453
Dade County Gen. Oblig. Series DD, 7.7% 10/1/07 (AMBAC Insured)	1,000,000	1,237,500
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Florida - continued
Dade County Resource Recovery Facilities Rev. 5.5% 10/1/09 (AMBAC Insured) (e)	$ 5,000,000	$ 5,593,250
Dade County Spl. Oblig. Series B:
0% 10/1/04 (AMBAC Insured)	5,045,000	4,968,921
0% 10/1/16 (AMBAC Insured) (Pre-Refunded to 10/1/08 @ 63.072) (f)	4,300,000	2,379,792
0% 10/1/21 (AMBAC Insured) (Pre-Refunded to 10/1/08 @ 45.5634) (f)	4,140,000	1,655,213
0% 10/1/23 (AMBAC Insured) (Pre-Refunded to 10/1/08 @ 40.1315) (f)	12,230,000	4,306,672
0% 10/1/27 (AMBAC Insured) (Pre-Refunded to 10/1/08 @ 30.8464) (f)	5,325,000	1,441,318
Dade County Wtr. & Swr. Sys. Rev. 5.25% 10/1/21 (FGIC Insured)	3,470,000	3,725,531
Daytona Beach Util. Sys. Rev. Series D:
5.25% 11/15/16 (FSA Insured)	1,200,000	1,365,132
5.25% 11/15/17 (FSA Insured)	1,825,000	2,076,138
De Soto County Cap. Impt. Rev.:
5.25% 10/1/21 (MBIA Insured)	1,640,000	1,807,034
5.25% 10/1/22 (MBIA Insured)	1,725,000	1,889,858
Dunedin Hosp. Rev. (Mease Health Care Proj.) 5.25% 11/15/06 (MBIA Insured)	1,400,000	1,437,338
Duval County School Board Ctfs. of Prtn. 5.625% 7/1/14 (FSA Insured)	3,010,000	3,469,085
Escambia County Health Facilities Auth. Health Facilities Rev.:
(Baptist Hosp. & Baptist Manor Proj.):
5% 10/1/07	1,210,000	1,306,449
6.75% 10/1/14	210,000	216,311
(Baptist Hosp., Inc. Proj.) Series B, 6% 10/1/14	2,790,000	2,855,677
Escambia County Tourist Dev. Rev. 5% 10/1/15 (MBIA Insured)	1,145,000	1,288,869
Escambia County Utils. Auth. Util. Sys. Rev. Series B, 6.25% 1/1/15 (FGIC Insured)	1,500,000	1,902,690
Fernandina Beach Util. Acquisition & Impt. Rev.:
5% 9/1/18 (FGIC Insured)	1,145,000	1,265,317
5% 9/1/20 (FGIC Insured)	1,320,000	1,435,249
5% 9/1/22 (FGIC Insured)	1,455,000	1,559,193
Florida Board of Ed. Cap. Outlay:
Series A, 5.5% 1/1/08	5,000,000	5,652,950
Series B:
5.375% 6/1/15	5,000,000	5,790,200
5.375% 6/1/17	5,000,000	5,769,150
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Florida - continued
Florida Board of Ed. Cap. Outlay: - continued
Series B:
5.625% 6/1/08 (Pre-Refunded to 6/1/05 @ 101) (f)	$ 1,000,000	$ 1,099,100
Series C, 5.75% 6/1/29 (FGIC Insured)	2,000,000	2,286,120
Series E, 5.625% 6/1/29	3,000,000	3,302,190
Series F, 5.5% 6/1/17	3,000,000	3,312,300
Florida Board of Ed. Lottery Rev.:
Series 2000 A, 5.75% 7/1/11 (FGIC Insured)	1,000,000	1,193,670
Series 2002 A, 5.375% 7/1/15 (FGIC Insured)	5,360,000	6,213,312
Series B:
6% 7/1/14 (FGIC Insured)	3,435,000	4,125,572
6% 7/1/15 (FGIC Insured)	3,000,000	3,592,470
Florida Board of Ed. Pub. Ed.:
Series 2000 A, 5.25% 6/1/24	2,400,000	2,588,976
Series A, 5.125% 6/1/30	1,360,000	1,431,618
Florida Dept. of Envir. Protection Preservation Rev. Series A:
5.375% 7/1/17 (MBIA Insured)	6,000,000	6,899,280
5.75% 7/1/10 (FGIC Insured)	1,565,000	1,868,547
Florida Dept. of Trans.:
5% 7/1/10	3,800,000	4,354,648
5.375% 7/1/15 (MBIA Insured)	2,110,000	2,445,912
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs. (Dept. of Envir. Protection Proj.) Series 1997 B, 6% 7/1/10 (AMBAC Insured)	1,030,000	1,246,259
Florida Hsg. Fin. Agcy. (Single Family Mtg. Prog.):
Series A:
6.35% 7/1/14	655,000	680,532
6.55% 7/1/14 (e)	1,065,000	1,116,152
Series B, 6.55% 7/1/17 (e)	655,000	679,078
Florida Mid-Bay Bridge Auth. Rev. Series A, 6.875% 10/1/22 (Escrowed to Maturity) (f)	3,000,000	4,069,470
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.):
5.5% 10/1/18 (AMBAC Insured)	1,350,000	1,566,149
5.5% 10/1/19 (AMBAC Insured)	2,430,000	2,800,211
Gainesville Utils. Sys. Rev.:
Series A, 5.2% 10/1/22	3,270,000	3,496,905
Series B, 5.5% 10/1/13	1,500,000	1,548,180
Gulf Breeze Rev.:
Series 1985 C, 5%, tender 12/1/12 (FGIC Insured) (b)	1,825,000	2,099,462
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Florida - continued
Gulf Breeze Rev.: - continued
Series 1985 E:
4.375%, tender 12/1/04 (FGIC Insured) (b)	$ 1,000,000	$ 1,046,950
4.625%, tender 12/1/05 (FGIC Insured) (b)	1,040,000	1,125,041
5%, tender 12/1/11 (FGIC Insured) (b)	1,330,000	1,525,364
5%, tender 12/1/13 (FGIC Insured) (b)	1,465,000	1,685,321
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Proj.):
Series 2002 B, 5% 11/15/08	2,835,000	3,151,556
3.35%, tender 9/1/05 (b)	5,000,000	5,164,950
Hillsborough County Aviation Auth. Rev. (Tampa Int'l. Arpt. Proj.) 5% 10/1/17 (MBIA Insured) (a)	3,505,000	3,844,319
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series A:
5% 10/1/07	1,300,000	1,403,064
5% 10/1/08	1,000,000	1,080,870
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 1999 A, 5.625% 8/15/19	5,000,000	5,044,500
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
4.25%, tender 8/1/07 (b)(e)	2,110,000	2,129,496
5.1% 10/1/13	3,000,000	3,001,110
Hillsborough County Port District Spl. Refing. Rev. (Tampa Port Auth. Proj.) 6.5% 6/1/05 (FSA Insured) (e)	2,000,000	2,193,840
Hillsborough County School Board Ctfs. of Ptrn. (Master Lease Prog.) Series A, 5.25% 7/1/22 (MBIA Insured)	4,905,000	5,257,670
Hillsborough County School District Sales Tax Rev. 5.375% 10/1/16 (AMBAC Insured)	6,000,000	6,793,920
Hillsborough County Util. Rev.:
Series A, 0% 8/1/07 (MBIA Insured) (Escrowed to Maturity) (f)	3,000,000	2,756,070
5.5% 8/1/11 (AMBAC Insured)	5,250,000	6,224,400
Jacksonville Ed. Commission Healthcare Rev.:
(Mayo Clinic Foundation Prog.) Series B, 5.5% 11/15/36 (MBIA Insured)	5,870,000	6,459,407
(Mayo Clinic Foundation Proj.) Series C, 5.5% 11/15/36 (MBIA Insured)	10,000,000	11,004,100
Jacksonville Elec. Auth. Rev.:
(Saint Johns River Proj.) Series 10 Issue 2, 6.5% 10/1/03	1,500,000	1,518,045
Series 3A, 5.25% 10/1/31	3,900,000	3,996,291
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Florida - continued
Jacksonville Elec. Auth. Rev.: - continued
Series A, 6.125% 10/1/39	$ 8,310,000	$ 9,091,140
Jacksonville Excise Tax Rev. Series B:
5.5% 10/1/10 (FGIC Insured) (e)	1,540,000	1,776,852
5.5% 10/1/11 (FGIC Insured) (e)	2,730,000	3,117,551
Jacksonville Health Facilities Auth. Hosp. Rev. (Charity Obligated Group Proj.) Series A:
5.25% 8/15/08 (MBIA Insured)	3,720,000	4,201,666
5.5% 8/15/05 (MBIA Insured)	1,600,000	1,745,424
Jacksonville Health Facilities Auth. Indl. Dev. Rev. (Cypress Village/Nat'l. Benevolent Assoc. Proj.):
6.25% 12/1/23	560,000	476,073
7% 12/1/14	1,000,000	966,140
7% 12/1/22	2,000,000	1,847,280
8% 12/1/24	2,740,000	2,769,702
Jacksonville Port Auth. Arpt. Rev. 5% 10/1/05 (FGIC Insured) (e)	2,550,000	2,629,509
Jacksonville Sales Tax Rev. 5.5% 10/1/18 (FGIC Insured)	1,000,000	1,211,740
JEA Saint Johns River Pwr. Park Sys. Rev.:
Series 18 Issue 2, 3.8% 10/1/11	1,420,000	1,469,459
5% 10/1/14	4,550,000	5,078,574
Jupiter Wtr. Rev.:
5.375% 10/1/16 (AMBAC Insured)	1,040,000	1,191,757
5.375% 10/1/17 (AMBAC Insured)	1,000,000	1,145,920
5.375% 10/1/18 (AMBAC Insured)	1,160,000	1,327,284
Lakeland Elec. & Wtr. Rev. 0% 10/1/09 (FGIC Insured) (Escrowed to Maturity) (f)	2,340,000	1,971,216
Lakeland Energy Sys. Rev. 5.5% 10/1/14 (MBIA Insured)	1,000,000	1,163,250
Lakeland Wtr. & Wastewtr. Rev. 5.25% 10/1/14	1,685,000	1,946,175
Lee County Arpt. Rev. 5% 10/1/05 (FSA Insured)	3,500,000	3,794,735
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.) 6% 4/1/07 (MBIA Insured)	2,310,000	2,644,881
Lee County Indl. Dev. Auth. Util. Sys. Rev. (Bonita Springs Utils., Inc. Proj.) 5% 11/1/18 (MBIA Insured) (e)	1,015,000	1,105,934
Leesburg Hosp. Rev. (Leesburg Reg'l. Med. Ctr. Proj.) Series B, 5.625% 7/1/13	2,795,000	2,853,863
Leon County School District Sales Tax Rev. 5.25% 7/1/10 (FSA Insured) (a)	5,775,000	6,710,319
Manatee County Port Auth. Port Rev. Series A:
5.25% 10/1/15 (MBIA Insured) (e)	1,035,000	1,151,427
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Florida - continued
Manatee County Port Auth. Port Rev. Series A: - continued
5.25% 10/1/16 (MBIA Insured) (e)	$ 1,090,000	$ 1,204,483
5.25% 10/1/17 (MBIA Insured) (e)	1,145,000	1,264,320
5.25% 10/1/18 (MBIA Insured) (e)	1,205,000	1,324,632
Martin County Utils. Sys. Rev. 5.5% 10/1/16 (FGIC Insured)	1,265,000	1,459,140
Melbourne Arpt. Rev.:
6.25% 10/1/03 (MBIA Insured) (e)	270,000	274,277
6.5% 10/1/04 (MBIA Insured) (e)	290,000	310,138
6.5% 10/1/05 (MBIA Insured) (e)	310,000	343,620
6.5% 10/1/06 (MBIA Insured) (e)	325,000	371,469
6.75% 10/1/07 (MBIA Insured) (e)	350,000	411,740
6.75% 10/1/08 (MBIA Insured) (e)	375,000	448,136
6.75% 10/1/09 (MBIA Insured) (e)	400,000	484,796
6.75% 10/1/10 (MBIA Insured) (e)	425,000	522,580
Melbourne Wtr. & Swr. Rev. Series B, 0% 10/1/24 (FGIC Insured)	4,000,000	1,416,760
Miami Beach Parking Rev. 5.125% 9/1/22 (FSA Insured)	1,000,000	1,056,250
Miami Beach Stormwater Rev.:
5.375% 9/1/30 (FGIC Insured)	1,000,000	1,081,400
5.75% 9/1/13 (FGIC Insured)	1,380,000	1,642,655
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	6,000,000	6,626,040
Miami Gen. Oblig. 5.5% 1/1/19 (MBIA Insured)	2,000,000	2,261,480
Miami-Dade County Aviation Rev.:
(Miami Int'l. Arpt. Proj.) Series A, 5% 10/1/33 (FGIC Insured) (e)	2,000,000	2,031,260
Series A, 5% 10/1/05 (FGIC Insured) (e)	2,550,000	2,739,771
Series C, 5.25% 10/1/12 (MBIA Insured) (e)	5,185,000	5,693,182
Miami-Dade County Edl. Facilities Auth. Rev. 5.75% 4/1/29 (AMBAC Insured)	6,520,000	7,391,463
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Childrens Hosp. Proj.) Series A, 5.5% 8/15/11 (AMBAC Insured)	3,000,000	3,525,630
Miami-Dade County School Board Ctfs. of Prtn.:
Series A:
5.75% 10/1/12 (FSA Insured)	2,530,000	2,931,157
5.75% 10/1/13 (FSA Insured)	2,030,000	2,373,578
5.75% 10/1/14 (FSA Insured)	2,000,000	2,338,500
5%, tender 5/1/11 (MBIA Insured) (b)	5,000,000	5,618,050
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Florida - continued
North Miami Edl. Facilities Rev. (Johnson & Wales Univ. Proj.):
Series A:
5% 4/1/18 (XL Cap. Assurance, Inc. Insured)	$ 1,000,000	$ 1,097,190
6.125% 4/1/20 (Pre-Refunded to 4/1/04 @ 102) (f)	6,605,000	7,007,641
5% 4/1/20 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,080,130
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Oblig. Group Proj.):
5.625% 11/15/32	1,000,000	1,042,570
5.75% 11/15/05 (AMBAC Insured)	2,735,000	3,027,891
6.5% 11/15/30	2,500,000	2,754,875
(Orlando Reg'l. Health Care Sys. Proj.):
Series 1999 D, 5.75% 10/1/11 (MBIA Insured)	4,200,000	4,927,398
Series A, 6.25% 10/1/18 (MBIA Insured)	2,500,000	3,213,425
Series A, 6% 10/1/05 (MBIA Insured)	1,465,000	1,618,957
Orange County Hsg. Fin. Auth. Single Family Mtg. Rev. (Mtg. Backed Securities Prog.) 6.4% 10/1/14 (e)	685,000	719,394
Orange County School Board Ctfs. of Prtn. Series A:
5.25% 8/1/15 (AMBAC Insured)	8,000,000	9,204,720
5.5% 8/1/15 (MBIA Insured)	2,265,000	2,633,697
5.5% 8/1/16 (MBIA Insured)	2,175,000	2,521,608
Orange County Tourist Dev. Tax Rev.:
5.5% 10/1/22 (AMBAC Insured)	3,270,000	3,624,141
5.5% 10/1/31 (AMBAC Insured)	8,485,000	9,393,828
Orlando & Orange County Expressway Auth. Rev. 5.097% 7/1/04 (FGIC Insured)	6,600,000	6,752,064
Orlando Utils. Commission Wtr. & Elec. Rev.:
Series 2001, 5.25% 10/1/20	7,000,000	7,755,300
Series C:
5.25% 10/1/17	2,500,000	2,840,150
5.25% 10/1/21	1,630,000	1,799,862
5.25% 10/1/23	1,000,000	1,088,690
Sub Series D, 6.75% 10/1/17	7,300,000	9,525,843
5.538% 10/31/13 (Pre-Refunded to 10/1/03 @ 102) (f)	9,400,000	9,736,708
Osceola County Tourist Dev. Tax Rev. Series A, 5.5% 10/1/19 (FGIC Insured)	1,150,000	1,324,214
Palm Beach County Gen. Oblig. (Land Acquisition Proj.) Series A:
5.375% 6/1/13	2,260,000	2,604,831
5.5% 6/1/15	1,000,000	1,157,510
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Florida - continued
Palm Beach County School Board Ctfs. of Prtn.:
Series A:
5.375% 8/1/14 (FSA Insured)	$ 2,060,000	$ 2,398,128
5.375% 8/1/17 (FSA Insured)	1,315,000	1,503,952
5.5% 8/1/21 (AMBAC Insured)	2,500,000	2,831,575
Series D:
5.25% 8/1/15 (FSA Insured)	4,985,000	5,699,101
5.25% 8/1/17 (FSA Insured)	2,000,000	2,267,960
5.25% 8/1/19 (FSA Insured)	1,500,000	1,676,025
5.25% 8/1/21 (FSA Insured)	2,000,000	2,203,660
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
5.75% 4/1/04 (AMBAC Insured) (e)	3,380,000	3,506,108
6% 4/1/08 (AMBAC Insured) (e)	2,400,000	2,770,584
6% 4/1/10 (AMBAC Insured) (e)	5,770,000	6,765,325
6% 4/1/11 (AMBAC Insured) (e)	5,000,000	5,914,000
Pensacola Arpt. Rev. Series A, 6.125% 10/1/18 (MBIA Insured) (e)	1,500,000	1,720,665
Pinellas County Cap. Impt. Rev. 5.75% 1/1/09 (FGIC Insured)	2,500,000	2,934,250
Pinellas County Health Facilities Auth. Rev. (Baycare Health Sys. Proj.) 5.5% 11/15/33	3,000,000	3,068,640
Polk County Indl. Dev. Auth. Indl. Dev. Rev. (Winter Haven Hosp. Proj.) Series 2, 6.25% 9/1/15 (MBIA Insured)	1,355,000	1,397,615
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.):
5.5% 11/15/17 (AMBAC Insured)	1,225,000	1,415,880
5.5% 11/15/18 (AMBAC Insured)	1,000,000	1,144,570
Saint Petersburg Pub. Impt. Rev. 5% 2/1/10 (MBIA Insured)	5,895,000	6,708,628
South Broward Hosp. District Rev.:
5.6% 5/1/27 (MBIA Insured)	1,170,000	1,303,719
5.625% 5/1/32 (MBIA Insured)	2,600,000	2,873,260
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health Sys. Oblig. Group Proj.):
5.25% 11/15/33	1,550,000	1,586,162
5.5% 10/1/05 (MBIA Insured)	1,980,000	2,170,278
Sumter County School District Rev. (Multi-District Ln. Prog.) 7.15% 11/1/15 (FSA Insured)	990,000	1,360,785
Tampa Bay Wtr. Util. Sys. Rev.:
Series B, 5.125% 10/1/12 (FGIC Insured)	3,005,000	3,364,098
0% 10/1/04 (FGIC Insured)	2,500,000	2,459,050
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Florida - continued
Tampa Gen. Oblig. (Catholic Health East Proj.) Series A1:
4.7% 11/15/10 (MBIA Insured)	$ 1,500,000	$ 1,679,115
5.5% 11/15/08 (MBIA Insured)	500,000	583,635
Tampa Sales Tax Rev.:
Series 2001 A:
5.375% 10/1/18 (AMBAC Insured)	2,465,000	2,805,786
5.375% 10/1/19 (AMBAC Insured)	2,650,000	2,995,878
Series A, 5.375% 10/1/15 (AMBAC Insured)	2,150,000	2,469,082
Tampa Sports Auth. Rev. (Stadium Proj.) 6% 1/1/05 (MBIA Insured)	2,235,000	2,402,580
Winter Park Gen. Oblig. 5.25% 7/1/18	1,000,000	1,112,710
		598,493,466
Puerto Rico - 2.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	2,400,000	2,744,856
Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev. Series 2000 C, 6% 7/1/29	3,000,000	3,413,220
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series A, 5.5% 10/1/32 (Escrowed to Maturity) (f)	4,060,000	4,589,992
Puerto Rico Muni. Fin. Agcy. Series A, 5.5% 8/1/23 (FSA Insured)	1,750,000	1,952,178
		12,700,246
TOTAL MUNICIPAL BONDS (Cost $564,819,740)		611,193,712
Money Market Funds - 2.7%
	Shares	Value (Note 1)
Fidelity Municipal Cash Central Fund, 1.33% (c)(d) (Cost $16,800,000)	16,800,000	$ 16,800,000
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $581,619,740)		627,993,712
NET OTHER ASSETS - (0.8)%		(4,943,014)
NET ASSETS - 100%		$ 623,050,698
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	18.8%
Health Care	15.7
Special Tax	14.9
Water & Sewer	12.7
Transportation	10.5
Escrowed/Pre-Refunded	8.1
Electric Utilities	6.2
Others* (individually less than 5%)	13.1
100.0%
* Includes cash equivalents and net other assets.
Purchases and sales of securities, other than short-term securities, aggregated $125,808,776 and $88,301,518, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Florida Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $581,619,740) - See accompanying schedule		$ 627,993,712
Cash		75,117
Receivable for fund shares sold		250,017
Interest receivable		6,693,150
Redemption fees receivable		49
Other receivables		5,987
Total assets		635,018,032

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 10,572,022
Payable for fund shares redeemed	294,565
Distributions payable	839,725
Accrued management fee	194,871
Other payables and accrued expenses	66,151
Total liabilities		11,967,334

Net Assets		$ 623,050,698
Net Assets consist of:
Paid in capital		$ 570,344,316
Undistributed net investment income		526,464
Accumulated undistributed net realized gain (loss) on investments		5,805,946
Net unrealized appreciation (depreciation) on investments		46,373,972
Net Assets, for 51,289,980 shares outstanding		$ 623,050,698
Net Asset Value, offering price and redemption price per share ($623,050,698 ÷ 51,289,980 shares)		$ 12.15

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Florida Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2003 (Unaudited)

Investment Income
Interest		$ 13,751,666
Expenses
Management fee	$ 1,146,258
Transfer agent fees	199,756
Accounting fees and expenses	86,391
Non-interested trustees' compensation	1,319
Custodian fees and expenses	4,716
Registration fees	18,899
Audit	20,243
Legal	4,447
Miscellaneous	4,141
Total expenses before reductions	1,486,170
Expense reductions	(51,389)	1,434,781
Net investment income (loss)		12,316,885
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	5,651,884
Swap agreements	(84,788)
Total net realized gain (loss)		5,567,096
Change in net unrealized appreciation (depreciation) on investment securities		22,111,163
Net gain (loss)		27,678,259
Net increase (decrease) in net assets resulting from operations		$ 39,995,144

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2003 (Unaudited)	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,316,885	$ 23,196,418
Net realized gain (loss)	5,567,096	5,720,784
Change in net unrealized appreciation (depreciation)	22,111,163	1,234,201
Net increase (decrease) in net assets resulting from operations	39,995,144	30,151,403
Distributions to shareholders from net investment income	(12,417,534)	(23,360,349)
Distributions to shareholders from net realized gain	(3,901,069)	-
Total distributions	(16,318,603)	(23,360,349)
Share transactions Net proceeds from sales of shares	128,554,104	189,446,673
Reinvestment of distributions	10,106,746	13,862,145
Cost of shares redeemed	(92,016,033)	(168,180,277)
Net increase (decrease) in net assets resulting from share transactions	46,644,817	35,128,541
Redemption fees	9,124	38,985
Total increase (decrease) in net assets	70,330,482	41,958,580

Net Assets
Beginning of period	552,720,216	510,761,636
End of period (including undistributed net investment income of $526,464 and undistributed net investment income of $642,483, respectively)	$ 623,050,698	$ 552,720,216
Other Information Shares
Sold	10,888,043	16,300,321
Issued in reinvestment of distributions	853,226	1,191,562
Redeemed	(7,800,242)	(14,514,016)
Net increase (decrease)	3,941,027	2,977,867

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31,2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.67	$ 11.51	$ 11.10	$ 10.88	$ 11.67	$ 11.42
Income from Investment Operations
Net investment income (loss)	.242 D	.506 D, F	.547 D	.535 D	.515	.526
Net realized and unrealized gain (loss)	.560	.163 F	.393	.246	(.702)	.300
Total from investment operations	.802	.669	.940	.781	(.187)	.826
Distributions from net investment income	(.244)	(.510)	(.528)	(.535)	(.515)	(.526)
Distributions from net realized gain	(.078)	-	(.002)	(.025)	(.090)	(.050)
Distributions in excess of net realized gain	-	-	-	(.003)	-	-
Total distributions	(.322)	(.510)	(.530)	(.563)	(.605)	(.576)
Redemption fees added to paid in capital	- D, G	.001 D	- D, G	.002 D	.002	- G
Net asset value, end of period	$ 12.15	$ 11.67	$ 11.51	$ 11.10	$ 10.88	$ 11.67
Total Return B, C	6.98%	5.93%	8.60%	7.44%	(1.65)%	7.40%
Ratios to Average Net Assets E
Expenses before expense reductions	.50% A	.49%	.49%	.51%	.55%	.55%
Expenses net of voluntary waivers, if any	.50% A	.49%	.49%	.51%	.55%	.55%
Expenses net of all reductions	.48% A	.47%	.40%	.49%	.54%	.55%
Net investment income (loss)	4.11% A	4.35% F	4.78%	4.93%	4.56%	4.56%
Supplemental Data
Net assets, end of period (000 omitted)	$ 623,051	$ 552,720	$ 510,762	$ 414,076	$ 420,037	$ 448,482
Portfolio turnover rate	30% A	26%	12%	30%	25%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Florida Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 5/31/03	% of fund's investments 11/30/02	% of fund's investments 5/31/02
0 - 30	85.1	81.0	84.3
31 - 90	8.1	12.1	9.4
91 - 180	4.3	0.9	1.7
181 - 397	2.5	6.0	4.6
Weighted Average Maturity
	5/31/03	11/30/02	5/31/02
Fidelity Florida Municipal Money Market Fund	23 Days	27 Days	24 Days
Florida Tax-Free Money Market Funds Average *	27 Days	37 Days	27 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2003	As of November 30, 2002
Variable Rate Demand Notes (VRDNs) 71.1%	Variable Rate Demand Notes (VRDNs) 61.6%
Commercial Paper (including CP Mode) 14.4%	Commercial Paper (including CP Mode) 14.8%
Tender Bonds 3.2%	Tender Bonds 1.6%
Municipal Notes 6.0%	Municipal Notes 6.3%
Fidelity Municipal Cash Central Fund 2.6%	Fidelity Municipal Cash Central Fund 12.3%
Other Investments 1.8%	Other Investments 2.2%
Net Other Assets 0.9%	Net Other Assets 1.2%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Florida Municipal Money Market Fund

Investments May 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.1%
	Principal Amount	Value (Note 1)
Alaska - 0.4%
Valdez Marine Term. Rev. Bonds (Atlantic Richfield Co. Proj.) Series 1994 B, 2%, tender 1/1/04 (b)	$ 3,400,000	$ 3,409,765
Arizona - 1.1%
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN Series PT 1773, 1.24% (Liquidity Facility WestLB AG) (b)(g)	1,500,000	1,500,000
Navajo County Indl. Dev. Auth. Rev. (Citizens Communications Co. Proj.) Series 1997 B, 1.8%, VRDN (b)(e)	600,000	600,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2003 B, 1.1% 7/15/03, LOC Dexia Cr. Local de France, CP	1,200,000	1,200,000
Phoenix Indl. Dev. Auth. Rev. (Laura Dozer Ctr. Proj.) 1.35%, LOC Bank One NA, Chicago, VRDN (b)	1,830,000	1,830,000
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series SG 03 160, 1.24% (Liquidity Facility Societe Generale) (b)(g)	2,790,000	2,790,000
Santa Cruz County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Citizens Communications Co. Proj.) Series 1988, 1.75% tender 6/16/03, CP mode (e)	2,180,000	2,180,000
		10,100,000
Arkansas - 0.2%
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Floaters 01 708, 1.32% (Liquidity Facility Morgan Stanley) (a)(b)(e)(g)	2,300,000	2,300,000
California - 4.9%
California Gen. Oblig.:
Participating VRDN:
Series FRRI 02 F14B, 1.44% (b)(g)	18,900,000	18,900,000
Series FRRI 02 F15J, 1.32% (b)(g)	6,000,000	6,000,000
1.2% 7/9/03 (Liquidity Facility WestLB AG) (Liquidity Facility BNP Paribas SA), CP	7,600,000	7,600,000
1.22% 7/9/03 (Liquidity Facility WestLB AG) (Liquidity Facility BNP Paribas SA), CP	2,300,000	2,300,000
1.3% 7/10/03 (Liquidity Facility WestLB AG) (Liquidity Facility BNP Paribas SA), CP	5,500,000	5,500,000
1.35% 7/16/03 (Liquidity Facility WestLB AG) (Liquidity Facility BNP Paribas SA), CP	6,200,000	6,200,000
		46,500,000
Colorado - 0.2%
Denver City & County Arpt. Rev. Participating VRDN Series PT 724, 1.32% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)(g)	2,350,000	2,350,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
District Of Columbia - 1.0%
Metro. Washington Arpt. Auth. Sys. Rev. Participating VRDN Series PT 689, 1.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	$ 5,870,000	$ 5,870,000
Metro. Washington Arpts. Auth. Passenger Facility Charges Rev. Bonds Series 1999 A, 1.12% tender 8/6/03, LOC Bank of America NA, CP mode (e)	4,000,000	4,000,000
		9,870,000
Florida - 73.7%
Alachua County Hsg. Fin. Auth. Multi-family Rev. (Brookside Apts. Proj.) Series A, 1.27%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	7,725,000	7,725,000
Brevard County Hsg. Fin. Auth. Homeowner Mtg. Rev. Participating VRDN Series PT 1377, 1.29% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	9,120,000	9,120,000
Brevard County School District TAN 2.25% 6/30/03	17,200,000	17,211,108
Brevard County Util. Rev. Bonds 5% 3/1/04 (FGIC Insured)	1,385,000	1,424,846
Broward County Gen. Oblig. Bonds Series 2001 B, 5% 1/1/04	4,675,000	4,777,825
Broward County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Merlots 01 A27, 1.32% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	3,215,000	3,215,000
Series PT 589, 1.29% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	2,600,000	2,600,000
Broward County Indl. Dev. Auth. Indl. Dev. Rev. (RIB Associates Proj.) Series 1989, 1.3%, LOC Suntrust Bank, VRDN (b)(e)	760,000	760,000
Broward County Indl. Dev. Rev. (Fast Real Estate Partners Ltd. Proj.) 1.3%, LOC Suntrust Bank, VRDN (b)(e)	1,500,000	1,500,000
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 1998, 1.25% (AMBAC Insured), VRDN (b)(e)	4,600,000	4,600,000
Clay County Hsg. Fin. Auth. Rev. Participating VRDN Series 2000 O, 1.34% (Liquidity Facility Bank of America NA) (b)(e)(g)	6,390,000	6,390,000
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(Brittant Bay Apts. Proj.) Series 2001 A, 1.27%, LOC Key Bank NA, VRDN (b)(e)	3,350,000	3,350,000
(Sawgrass Pines Apts. Proj.) 1.25%, LOC Fannie Mae, VRDN (b)(e)	6,800,000	6,800,000
Dade County Hsg. Fin. Auth. Hosp. Rev. Participating VRDN Series PT 1770, 1.24% (Liquidity Facility WestLB AG) (b)(g)	2,640,000	2,640,000
Dade County Multi-family Hsg. Rev. (Biscayne View Apts. Proj.) Series 1993, 1.4% (Monumental Life Ins. Co. Guaranteed), VRDN (b)(e)	28,475,000	28,475,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Escambia County Health Facilities Auth. Health Facilities Rev. Bonds (Baptist Hosp. & Baptist Manor Proj.) 6.75% 10/1/14 (Pre-Refunded to 10/1/03 @ 102) (f)	$ 2,555,000	$ 2,653,014
Escambia County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series BA 01 C, 1.31% (Liquidity Facility Bank of America NA) (b)(e)(g)	2,290,000	2,290,000
Series PT 519, 1.29% (Liquidity Facility BNP Paribas SA) (b)(e)(g)	2,880,000	2,880,000
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 1.39% (Liquidity Facility Bank of New York NA) (b)(e)(g)	3,215,000	3,215,000
Escambia County Solid Waste Disp. Rev. (Monsanto Co. Proj.) Series 1993, 1.35%, VRDN (b)(e)	5,300,000	5,300,000
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 00 0902, 1.27% (Liquidity Facility Citibank NA, New York) (b)(g)	5,000,000	5,000,000
Series EGL 00 901, 1.27% (Liquidity Facility Citibank NA, New York) (b)(g)	6,100,000	6,100,000
Series EGL 01 0902, 1.27% (Liquidity Facility Citibank NA, New York) (b)(g)	23,360,000	23,360,000
Series PT 1743, 1.24% (Liquidity Facility WestLB AG) (b)(g)	5,450,000	5,450,000
Series PT 1747, 1.24% (Liquidity Facility WestLB AG) (b)(g)	5,000,000	5,000,000
Series Putters 137, 1.29% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(g)	16,140,000	16,140,000
Series ROC II 136, 1.27% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(g)	4,800,000	4,800,000
Series SGA 03 138, 1.27% (Liquidity Facility Societe Generale) (b)(g)	7,190,000	7,190,000
Series SGA 03 139, 1.27% (Liquidity Facility Societe Generale) (b)(g)	9,455,000	9,455,000
Florida Board of Ed. Lottery Rev.:
Bonds Series 2002 C, 4% 1/1/04 (MBIA Insured)	7,000,000	7,109,730
Participating VRDN Series EGL 01 0906, 1.27% (Liquidity Facility Citibank NA, New York) (b)(g)	3,000,000	3,000,000
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN Series Floaters 722, 1.25% (Liquidity Facility Morgan Stanley) (b)(g)	7,200,000	7,200,000
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs.:
Bonds (Dept. of Natural Resources Preservation Proj.) Series 2000 A, 5.3% 7/1/06 (FSA Insured) (Pre-Refunded to 7/1/03 @ 101) (f)	2,100,000	2,128,157
Participating VRDN Series MS 00 317, 1.25% (Liquidity Facility Morgan Stanley) (b)(g)	1,100,000	1,100,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Florida Hsg. Fin. Agcy. (Town Colony II Proj.) Series 1985 EE, 1.25%, LOC Cr. Suisse First Boston Bank, VRDN (b)	$ 14,000,000	$ 14,000,000
Florida Hsg. Fin. Corp. Multi-family Rev. (Bridgewater Club Proj.) Series L1, 1.3%, LOC Suntrust Bank, VRDN (b)(e)	3,000,000	3,000,000
Florida Hsg. Fin. Corp. Rev.:
Participating VRDN:
Series 2000 J, 1.31% (Liquidity Facility Bank of America NA) (b)(e)(g)	4,250,000	4,250,000
Series FRRI 12, 1.4% (Liquidity Facility Bank of New York NA) (b)(e)(g)	9,870,000	9,870,000
Series PT 451, 1.29% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	2,875,000	2,875,000
(Riverside Apts. Proj.) Series 2000 1, 1.27%, LOC Bank of America NA, VRDN (b)(e)	6,200,000	6,200,000
(Stuart Pointe Apts. Proj.) Series B1, 1.3%, LOC Suntrust Bank, VRDN (b)(e)	4,000,000	4,000,000
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 1.34%, LOC Fannie Mae, VRDN (b)(e)	2,500,000	2,500,000
(Valencia Village Apts. Proj.) Series G, 1.27%, LOC Fannie Mae, VRDN (b)(e)	11,755,000	11,755,000
(Waterford Pointe Apts. Proj.) Series 2000 E1, 1.27%, LOC Fannie Mae, VRDN (b)(e)	8,155,000	8,155,000
Florida Local Govt. Fin. Auth. Rev. Series A, 1.1% 9/11/03, LOC Wachovia Bank NA, CP	2,590,000	2,590,000
Florida State Univ., Finl. Assistance, Inc., Edl. & Athletic Facilities Impt. Rev. Participating VRDN Series SGB 44, 1.27% (Liquidity Facility Societe Generale) (b)(g)	2,910,000	2,910,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series PA 535, 1.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,800,000	4,800,000
Hillsborough County Aviation Auth. Rev.:
Participating VRDN:
Series Merlots 03 A18, 1.32% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	3,590,000	3,590,000
Series PA 1113R, 1.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	3,000,000	3,000,000
Series PT 1709, 1.32% (Liquidity Facility WestLB AG) (b)(e)(g)	2,560,000	2,560,000
Series PT 1841, 1.32% (Liquidity Facility WestLB AG) (b)(e)(g)	3,000,000	3,000,000
Series B, 1.1% 6/11/03, LOC Landesbank Baden-Wuerttemberg, CP (e)	5,000,000	5,000,000
Hillsborough County Cap. Impt. Prog. Rev. Series A, 1.1% 12/4/03, LOC State Street Bank & Trust Co., Boston, CP	7,250,000	7,250,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Hunters Run Apts. Proj.) Series 2002 A, 1.27%, LOC Bank of America NA, VRDN (b)(e)	$ 9,000,000	$ 9,000,000
(Lakewood Shores Apt. Proj.) Series 2000 A, 1.27%, LOC Bank of America NA, VRDN (b)(e)	5,600,000	5,600,000
(Royal Palm Key Apts. Proj.) 1.27%, LOC Fannie Mae, VRDN (b)(e)	1,500,000	1,500,000
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo Importing Co. Proj.):
1.35%, LOC Bank of America NA, VRDN (b)(e)	515,000	515,000
1.4%, LOC Bank of America NA, VRDN (b)(e)	800,000	800,000
Jacksonville Econ. Dev. Commission Indl. Dev. Rev. (STI Proj.) Series 2002, 1.3%, LOC Bank of America NA, VRDN (b)(e)	3,675,000	3,675,000
Jacksonville Elec. Auth. Rev. Participating VRDN Series Merlots 00 FF, 1.27% (Liquidity Facility Wachovia Bank NA) (b)(g)	6,360,000	6,360,000
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R186, 1.27% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(g)	6,800,000	6,800,000
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.) Series 1994, 1.15% tender 6/18/03, CP mode	3,400,000	3,400,000
Lake County Indl. Dev. Auth. Rev. (U.S. Nutraceuticals LLC Proj.) Series 2001, 1.4%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	1,900,000	1,900,000
Lakeland Elec. & Wtr. Rev. Participating VRDN Series EGL 96 0901, 1.36% (Liquidity Facility Citibank NA, New York) (b)(g)	5,600,000	5,600,000
Lee County Arpt. Rev. Participating VRDN:
Series Floaters 01 580X, 1.34% (Liquidity Facility Morgan Stanley) (b)(e)(g)	6,995,000	6,995,000
Series MS 01 811, 1.3% (Liquidity Facility Morgan Stanley) (b)(e)(g)	3,000,000	3,000,000
Series ROC II R14, 1.31% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)(g)	6,870,000	6,870,000
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.):
Series 1985 D, 1.28%, VRDN (b)	2,800,000	2,800,000
Series 1992 B, 1.28%, VRDN (b)	21,700,000	21,700,000
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Centre Court Apts. Proj.) Series 2000 A, 1.27%, LOC Suntrust Bank, VRDN (b)(e)	3,850,000	3,850,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 1.45%, VRDN (b)	1,500,000	1,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Miami-Dade County Expressway Auth. Participating VRDN Series Putters 01 160, 1.29% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	$ 7,995,000	$ 7,995,000
Miami-Dade County Gen. Oblig. Series A, 1.15% 6/12/03, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP (e)	2,072,000	2,072,000
Miami-Dade County Health Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 208, 1.29% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	6,775,000	6,775,000
Miami-Dade County Hsg. Fin. Auth. Bonds Series Merlots 00 HHH, 1.55%, tender 11/12/03 (Liquidity Facility Wachovia Bank NA) (b)(e)(g)(h)	3,505,000	3,505,000
Miami-Dade County Pub. Svc. Tax Rev. Participating VRDN Series MSTC 02 9043, 1.32% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(g)	6,800,000	6,800,000
Miami-Dade County School Board Ctfs. of Prtn. Bonds Series FRRI 03 L4J, 1.1%, tender 10/1/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(g)(h)	10,400,000	10,400,000
Ocean Hwy. & Port Auth. Rev. Series 1990:
1.25%, LOC Wachovia Bank NA, VRDN (b)(e)	1,800,000	1,800,000
1.25%, LOC Wachovia Bank NA, VRDN (b)(e)	1,000,000	1,000,000
Okeechobee County Solid Waste Rev. (Chambers Waste Sys. Proj.) Series 1992, 1.25%, LOC JPMorgan Chase Bank, VRDN (b)(e)	3,200,000	3,200,000
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN Series PT 712, 1.34% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	14,600,000	14,600,000
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Landings on Millenia Boulevard Apts. Proj.) Series A, 1.27%, LOC Key Bank NA, VRDN (b)(e)	7,200,000	7,200,000
(Mystic Cove Apts. Proj.) Series 2002 E, 1.27%, LOC Key Bank NA, VRDN (b)(e)	8,640,000	8,640,000
(Osprey Ridge Apts. Proj.) Series 2000 H, 1.27%, LOC Fannie Mae, VRDN (b)(e)	4,860,000	4,860,000
(West Point Villas Apt. Proj.) Series 2000 F, 1.27%, LOC Fannie Mae, VRDN (b)(e)	5,750,000	5,750,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Advanced Drainage Sys., Inc. Proj.) 1.35%, LOC Nat'l. City Bank, VRDN (b)(e)	3,780,000	3,780,000
Orange County School District TAN 2.75% 9/16/03	8,930,000	8,957,113
Orlando Utils. Commission Wtr. & Elec. Rev. Participating VRDN Series ROC II R1040, 1.27% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(g)	4,675,000	4,675,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 1.27%, LOC JPMorgan Chase Bank, VRDN (b)(e)	$ 4,000,000	$ 4,000,000
Palm Beach Co. Edl. Facilities Auth. (Atlantic College Proj.) Series 2001, 1.25%, LOC Bank of America NA, VRDN (b)	3,400,000	3,400,000
Palm Beach County Hsg. Dev. Corp. Multi-family Rev. (Caribbean Villas Proj.) Series 1998, 1.25%, LOC Fannie Mae, VRDN (b)(e)	100,000	100,000
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 1.25%, LOC Fannie Mae, VRDN (b)(e)	9,700,000	9,700,000
Palm Beach County Rev. (Planned Parenthood Proj.) 1.25%, LOC Northern Trust Co., Chicago, VRDN (b)	2,700,000	2,700,000
Palm Beach County School Board Ctfs. of Prtn. Participating VRDN Series ROC II R 224, 1.27% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(g)	7,745,000	7,745,000
Pasco County Indl. Dev. Rev. (Pacific Med., Inc. Proj.) Series 1999, 1.35%, LOC Bank of America NA, VRDN (b)(e)	2,820,000	2,820,000
Pinellas County Hsg. Fin. Auth. Single Family Hsg. Rev. Participating VRDN:
Series FRRI 03 L10J, 1.35% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	4,975,000	4,975,000
Series PT 352, 1.29% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(g)	3,445,000	3,445,000
Pinellas County Indl. Council Indl. Dev. Rev. (Hunter Douglas, Inc. Proj.) 1.3%, LOC ABN-AMRO Bank NV, VRDN (b)(e)	2,100,000	2,100,000
Pinellas County School District TAN 2.5% 6/30/03	10,000,000	10,007,710
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 1.27%, LOC AmSouth Bank NA, Birmingham, VRDN (b)(e)	4,000,000	4,000,000
Putnam County Dev. Auth. Poll. Cont. Rev.:
Bonds:
(Seminole Elec. Coop., Inc. Proj.) Series 1984 H4, 1.25%, tender 9/15/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)	3,480,000	3,480,000
(Seminole Elec. Coop., Inc. Proj.) Series 1984 H3, 1.25%, tender 9/15/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)	3,210,000	3,210,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Putnam County Dev. Auth. Poll. Cont. Rev.: - continued
(Seminole Elec. Coop., Inc. Proj.):
Series 1984 H1, 1.45% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	$ 15,265,000	$ 15,265,000
Series 1984 H2, 1.45% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	11,165,000	11,165,000
Series 1984 S, 1.45% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	4,790,000	4,790,000
Saint Petersburg Cap. Impt. Rev. (Arpt. Proj.) Series 1997 C, 1.3%, LOC Suntrust Bank, VRDN (b)(e)	800,000	800,000
Sarasota County Pub. Hosp. Board (Sarasota Memorial Hosp. Proj.) Series 2003 A, 1.45%, VRDN (b)	10,900,000	10,900,000
Seminole County School District TAN 2.125% 8/19/03	6,800,000	6,805,048
Sumter County Indl. Auth. Rev. (Villages Tri-County Med. Ctr. Proj.) Series 2001, 1.3%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	4,131,000	4,131,000
Sunshine State Govt. Fing. Commission Rev.:
Series C:
1.05% 6/12/03 (FGIC Insured), CP (e)	9,310,000	9,310,000
1.15% 6/20/03 (FGIC Insured), CP (e)	7,000,000	7,000,000
Series D:
1.05% 8/14/03 (FGIC Insured) (AMBAC Insured), CP	5,000,000	5,000,000
1.15% 6/13/03 (FGIC Insured) (AMBAC Insured), CP	2,555,000	2,555,000
1.2% 6/13/03 (FGIC Insured) (AMBAC Insured), CP	4,890,000	4,890,000
Series G:
1.05% 6/10/03 (FGIC Insured), CP (e)	4,900,000	4,900,000
1.1% 7/16/03 (FGIC Insured), CP (e)	4,000,000	4,000,000
1.15% 6/12/03 (FGIC Insured), CP (e)	7,200,000	7,200,000
1.25% 6/13/03 (FGIC Insured), CP (e)	6,600,000	6,600,000
1.15% 6/11/03 (Liquidity Facility Toronto-Dominion Bank), CP	2,000,000	2,000,000
Tamarac Indl. Dev. Rev. (Fazio Hldgs. LP Proj.) Series 2000, 1.35%, LOC Wachovia Bank NA, VRDN (b)(e)	5,440,000	5,440,000
Tampa Bay Wtr. Util. Sys. Rev.:
Participating VRDN Series Merlots 01 A130, 1.27% (Liquidity Facility Wachovia Bank NA) (b)(g)	2,990,000	2,990,000
1.3%, LOC Bank of America NA, VRDN (b)(e)	7,200,000	7,200,000
		699,762,551
Georgia - 0.1%
Georgia Hsg. & Fin. Auth. Rev. Participating VRDN Series FRRI 01 N9, 1.35% (Liquidity Facility Bank of New York NA) (b)(e)(g)	1,280,000	1,280,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Hawaii - 0.7%
Hawaii Arpts. Sys. Rev. Bonds Series PA 1110, 1.25%, tender 7/24/03 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)(h)	$ 2,500,000	$ 2,500,000
Hawaii Dept. of Budget & Fin. Spl. Purp. Mtg. Rev. Bonds (Citizens Communications Co. Proj.):
Series 1988 A, 1.75% tender 6/16/03, CP mode (e)	500,000	500,000
1.55% tender 6/30/03, CP mode	1,000,000	1,000,000
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Bonds (Citizens Communications The Gas Co. Proj.) 1.6% tender 6/9/03, CP mode (e)	2,400,000	2,400,000
		6,400,000
Illinois - 0.5%
Chicago Gas Supply Rev. Bonds (Peoples Gas Lt. & Coke Co. Proj.):
Series 2002 B, 1.4% tender 6/26/03, CP mode	300,000	300,000
Series 2002 D, 1.5% tender 9/25/03, CP mode (e)	850,000	850,000
Illinois Dev. Fin. Auth. Envir. Facilities Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 1997, 1.35% tender 6/12/03, CP mode (e)	3,300,000	3,300,000
		4,450,000
Indiana - 0.3%
Indiana Bond Bank Rev. Participating VRDN Series MSTC 01 177, 1.27% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(g)	3,350,000	3,350,000
Kansas - 0.2%
Manhattan Indl. Dev. Rev. (Florence Corp. of Kansas Proj.) 1.3%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	2,000,000	2,000,000
Kentucky - 1.3%
Clark County Poll. Cont. Rev. Bonds (East Kentucky Pwr. Coop., Inc. Proj.) Series J2, 1.15%, tender 10/15/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)	3,000,000	3,000,000
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 1.15% tender 9/4/03, CP mode	1,400,000	1,400,000
Kenton County Arpt. Board Arpt. Rev. Participating VRDN Series FRRI 02 L15, 1.35% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	5,000,000	5,000,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 1.2% tender 8/14/03, CP mode	3,400,000	3,400,000
		12,800,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Louisiana - 0.6%
West Baton Rouge Parish Indl. District #3 Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) 1.7% tender 6/4/03, CP mode	$ 2,600,000	$ 2,600,000
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.) Series 1993, 1.9%, VRDN (b)(e)	2,700,000	2,700,000
		5,300,000
Maryland - 0.4%
Anne Arundel County Econ. Dev. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series B, 1.4% tender 6/2/03, CP mode (e)	2,800,000	2,800,000
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Parlane Apts. Proj.) Series 2001 C, 1.25%, LOC Fannie Mae, VRDN (b)(e)	1,400,000	1,400,000
		4,200,000
Michigan - 0.1%
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.) Series 1988 A, 1.7%, VRDN (b)	630,000	630,000
Minnesota - 0.5%
Dakota County Cmnty. Dev. Agcy. Single Family Rev. Participating VRDN Series PT 627, 1.34% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	495,000	495,000
Hennnepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 1.3%, LOC Lasalle Bank NA, VRDN (b)(e)	2,800,000	2,800,000
Minneapolis & Saint Paul Metro. Arpts. Commission Arpt. Rev. Participating VRDN Series PT 727, 1.32% (Liquidity Facility BNP Paribas SA) (b)(e)(g)	1,700,000	1,700,000
		4,995,000
Mississippi - 1.1%
Lowndes County Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) Series 1999, 1.9%, VRDN (b)(e)	600,000	600,000
Mississippi Gen. Oblig. Participating VRDN Series MS 01 800, 1.25% (Liquidity Facility Morgan Stanley) (b)(g)	5,387,500	5,387,500
Mississippi Home Corp. Single Family Rev. Participating VRDN Series PT 1446, 1.29% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,580,000	4,580,000
		10,567,500
Missouri - 0.4%
Saint Louis Indl. Dev. Auth. (Metro. Lofts Apts. Proj.) Series 2003 C, 1.25%, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	4,050,000	4,050,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Hampshire - 0.6%
Clipper Tax-Exempt Trust Participating VRDN Series 2003 4, 1.44% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(g)	$ 2,300,000	$ 2,300,000
New Hampshire Hsg. Fin. Auth. Single Family Rev. Participating VRDN Series Merlots 01 A82, 1.32% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	3,030,000	3,030,000
		5,330,000
New York - 0.3%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 6, 1.25% 6/5/03 (Liquidity Facility Landesbank Baden-Wuerttemberg) (Liquidity Facility Landesbank Hessen-Thuringen), CP	2,600,000	2,600,000
Non State Specific - 0.3%
Clipper Tax-Exempt Trust Participating VRDN:
Series 2003 1, 1.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	1,300,000	1,300,000
Series 2003 3, 1.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	1,200,000	1,200,000
		2,500,000
North Carolina - 0.3%
North Carolina Hsg. Fin. Agcy. Participating VRDN Series FRRI 03 L17, 1.35% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	3,325,000	3,325,000
Ohio - 0.3%
Ohio Higher Edl. Facility Commission Rev. (Pooled Fing. Prog.) Series 1999, 1.3%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	2,435,000	2,435,000
Oklahoma - 0.3%
Tulsa County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 01 581, 1.34% (Liquidity Facility Morgan Stanley) (b)(e)(g)	2,670,000	2,670,000
South Carolina - 0.5%
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.75% tender 8/5/03, CP mode	4,600,000	4,600,000
Tennessee - 0.2%
Maury County Indl. Dev. Board Wtr. Facility Rev. (Saturn Corp. Proj.) Series 1987, 1.8%, VRDN (b)(e)	1,700,000	1,700,000
Texas - 2.9%
Austin Util. Sys. Rev. Participating VRDN Series PT 764, 1.24% (Liquidity Facility Svenska Handelsbanken AB) (b)(g)	5,495,000	5,495,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN:
Series Merlots 03 A34, 1.32% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	$ 1,600,000	$ 1,600,000
Series Putter 353, 1.32% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	1,750,000	1,750,000
Series Putters 351, 1.32% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	2,500,000	2,500,000
Houston Arpt. Sys. Rev. Participating VRDN Series SG 03 161, 1.27% (Liquidity Facility Societe Generale) (b)(g)	1,100,000	1,100,000
Texas Gen. Oblig. TRAN 2.75% 8/29/03	14,600,000	14,657,898
		27,102,898
Utah - 0.4%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN Series PT 1815, 1.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	3,930,000	3,930,000
Vermont - 0.3%
Vermont Hsg. Fin. Agcy. Single Family Participating VRDN Series BA 02 I, 1.32% (Liquidity Facility Bank of America NA) (b)(e)(g)	3,330,000	3,330,000
Virginia - 0.4%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984, 1.45% tender 7/25/03, CP mode	4,000,000	4,000,000
Series 1987, 1.35% tender 7/16/03, CP mode	300,000	300,000
		4,300,000
Washington - 1.0%
Port of Seattle Gen. Oblig.:
Participating VRDN Series PA 1134R, 1.29% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	2,315,000	2,315,000
Series 2002 A2, 1.15% 6/11/03, LOC Bayerische Landesbank Girozentrale, CP	1,710,000	1,710,000
Series 2002 B2, 1.1% 7/15/03, LOC Bayerische Landesbank Girozentrale, CP (e)	2,065,000	2,065,000
Port of Seattle Rev. Participating VRDN Series PT 1719, 1.34% (Liquidity Facility WestLB AG) (b)(e)(g)	3,115,000	3,115,000
		9,205,000
Wisconsin - 1.0%
Oak Creek Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 1986, 1.5%, VRDN (b)	9,400,000	9,400,000
Municipal Securities - continued
	Shares	Value (Note 1)
Other - 2.6%
Fidelity Municipal Cash Central Fund, 1.33% (c)(d)	24,439,500	$ 24,439,500
TOTAL INVESTMENT PORTFOLIO - 99.1%		941,182,214
NET OTHER ASSETS - 0.9%		8,201,946
NET ASSETS - 100%		$ 949,384,160
Total Cost for Income Tax Purposes $ 941,182,214
Security Type Abbreviations
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Hawaii Arpts. Sys. Rev. Bonds Series PA 1110, 1.25%, tender 7/24/03 (Liquidity Facility Merrill Lynch & Co., Inc.)	1/23/03	$ 2,500,000
Miami-Dade County Hsg. Fin. Auth. Bonds Series Merlots 00 HHH, 1.55%, tender 11/12/03 (Liquidity Facility Wachovia Bank NA)	7/17/00	$ 3,505,000
Miami-Dade County School Board Ctfs. of Prtn. Bonds Series FRRI 03 L4J, 1.1%, tender 10/1/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	3/31/03	$ 10,400,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,405,000 or 1.7% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Florida Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2003 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule		$ 941,182,214
Cash		1,101,249
Receivable for investments sold Regular delivery		3,103,484
Delayed delivery		5,058,135
Receivable for fund shares sold		4,624,999
Interest receivable		3,300,686
Other receivables		2,254
Total assets		958,373,021

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 1,101,204
Payable for fund shares redeemed	7,462,310
Distributions payable	20,158
Accrued management fee	404,420
Other payables and accrued expenses	769
Total liabilities		8,988,861

Net Assets		$ 949,384,160
Net Assets consist of:
Paid in capital		$ 949,330,084
Accumulated net realized gain (loss) on investments		54,076
Net Assets, for 949,318,803 shares outstanding		$ 949,384,160
Net Asset Value, offering price and redemption price per share ($949,384,160 ÷ 949,318,803 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Florida Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2003 (Unaudited)

Investment Income
Interest		$ 6,937,793
Expenses
Management fee	$ 2,786,393
Non-interested trustees' compensation	2,212
Total expenses before reductions	2,788,605
Expense reductions	(94,126)	2,694,479
Net investment income		4,243,314
Net realized gain (loss) on investment securities		607
Net increase in net assets resulting from operations		$ 4,243,921

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2003 (Unaudited)	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 4,243,314	$ 8,702,479
Net realized gain (loss)	607	62,616
Net increase (decrease) in net assets resulting from operations	4,243,921	8,765,095
Distributions to shareholders from net investment income	(4,243,314)	(8,702,479)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,879,796,335	2,406,713,357
Reinvestment of distributions	4,126,878	8,477,906
Cost of shares redeemed	(1,722,253,594)	(2,183,835,394)
Net increase (decrease) in net assets and shares resulting from share transactions	161,669,619	231,355,869
Total increase (decrease) in net assets	161,670,226	231,418,485

Net Assets
Beginning of period	787,713,934	556,295,449
End of period	$ 949,384,160	$ 787,713,934

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.011	.027	.037	.028	.031
Distributions from net investment income	(.004)	(.011)	(.027)	(.037)	(.028)	(.031)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.38%	1.14%	2.69%	3.75%	2.85%	3.17%
Ratios to Average Net Assets E
Expenses before expense reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.48% A	.46%	.45%	.48%	.46%	.48%
Net investment income	.76% A	1.14%	2.77%	3.66%	2.81%	3.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 949,384	$ 787,714	$ 556,295	$ 498,864	$ 460,305	$ 452,878

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former account closeout fee.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Spartan® Florida Municipal Income Fund (the income fund) is a fund of Fidelity Court Street Trust. Fidelity® Florida Municipal Money Market Fund (the money market fund) is a fund of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Florida. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year each fund intends to qualify as a regulated investment company by distributing all of their taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period for the money market fund. Capital accounts within the income fund's financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities and market discount.

The federal tax cost of investments including unrealized appreciation (depreciation) for the income fund as of period end was as follows:

Unrealized appreciation	$ 47,053,709
Unrealized depreciation	(165,768)
Net unrealized appreciation (depreciation)	$ 46,887,941
Cost for federal income tax purposes	$ 581,105,771

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase

Semiannual Report

2. Operating Policies - continued

Semiannual Report

Delayed Delivery Transactions and When-Issued Securities - continued

commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

Swap Agreements. The income fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the income fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the income fund with investment management related services for which the fund pays a monthly management fee.

Notes to Financial Statements (Unaudited) - continued

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

FMR and its affiliates provide the money market fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .50% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Spartan Florida Municipal Income Fund	.07%

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Spartan Florida Municipal Income Fund	$ 2,188
Fidelity Florida Municipal Money Market Fund	$ 940,461

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions.

Through arrangements with the income fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Spartan Florida Municipal Income Fund	$ 4,716	$ 46,673

In addition, through an arrangement with money market fund's custodian and transfer agent, $94,126 of credits realized as a result of uninvested cash balances were used to reduce the fund's expenses.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
 and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SFC-USAN-0703
1.786818.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

Connecticut Municipal
Income Fund

and

Fidelity®
Connecticut Municipal
Money Market Fund

Semiannual Report

May 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Spartan Connecticut Municipal Income Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity Connecticut Municipal Money Market Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the Financial Statements

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although money market funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Interest rate increases can cause the price of a debt security to decrease. A portion of the dividends you receive may be subject to federal, state, or local income tax or may be subject to the federal alternative minimum tax.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Spartan Connecticut Municipal Income Fund

Investment Changes

Top Five Sectors as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	40.4	38.9
Escrowed/Pre-Refunded	13.2	13.7
Special Tax	10.4	10.9
Health Care	8.4	9.0
Education	8.1	7.1
Average Years to Maturity as of May 31, 2003
		6 months ago
Years	12.5	11.9
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of May 31, 2003
6 months ago
Years	6.5	6.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of May 31, 2003	As of November 30, 2002
AAA 71.5%	AAA 66.6%
AA,A 22.9%	AA,A 27.0%
BBB 3.4%	BBB 3.7%
Not Rated 0.3%	Not Rated 0.3%
Short-Term Investments and Net Other Assets 1.9%	Short-Term Investments and Net Other Assets 2.4%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.

Semiannual Report

Spartan Connecticut Municipal Income Fund

Investments May 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.1%
	Principal Amount	Value (Note 1)
Connecticut - 87.5%
Branford Gen. Oblig.:
5% 5/15/05 (MBIA Insured)	$ 1,400,000	$ 1,502,074
5.25% 5/15/13 (MBIA Insured)	500,000	581,250
7% 6/15/08 (FGIC Insured)	500,000	616,830
7% 6/15/09 (FGIC Insured)	500,000	627,785
Bridgeport Gen. Oblig.:
Series 2001 C:
5.375% 8/15/12 (FGIC Insured)	3,290,000	3,826,435
5.375% 8/15/14 (FGIC Insured)	2,305,000	2,659,186
5.375% 8/15/15 (FGIC Insured)	1,070,000	1,223,620
5.375% 8/15/16 (FGIC Insured)	2,000,000	2,255,020
Series 2002 A, 5.375% 8/15/19 (FGIC Insured)	3,000,000	3,387,300
Series A:
6% 9/1/05 (AMBAC Insured)	4,000,000	4,413,920
6% 7/15/11 (FGIC Insured)	1,700,000	2,030,055
6% 7/15/12 (FGIC Insured)	5,830,000	6,945,396
6.125% 7/15/15 (FGIC Insured) (Pre-Refunded to 7/15/10 @ 101) (c)	6,235,000	7,691,995
6.5% 9/1/07 (AMBAC Insured)	2,290,000	2,709,253
Connecticut Arpt. Rev. (Bradley Int'l. Arpt. Proj.) Series A:
5.125% 10/1/31 (FGIC Insured) (b)	6,750,000	7,055,640
5.25% 10/1/09 (FGIC Insured) (b)	3,100,000	3,521,910
5.25% 10/1/10 (FGIC Insured) (b)	3,390,000	3,869,482
5.25% 10/1/11 (FGIC Insured) (b)	4,150,000	4,736,022
5.25% 10/1/12 (FGIC Insured) (b)	4,075,000	4,621,172
Connecticut Clean Wtr. Fund Rev.:
Series 1991, 7% 1/1/11	140,000	140,622
5.5% 10/1/16	2,780,000	3,200,948
6% 10/1/12	6,000,000	7,474,620
6.8% 7/1/05	130,000	130,558
Connecticut Dev. Auth. Rev. (Hartford Civic Ctr. Proj.) Series A:
6% 11/15/07	1,525,000	1,790,640
6% 11/15/08	1,525,000	1,825,090
6% 11/15/09	1,525,000	1,852,235
Connecticut Dev. Auth. Wtr. Facilities Rev. (Bridgeport Hydraulic Proj.) 6.15% 4/1/35 (MBIA Insured) (b)	3,000,000	3,383,160
Connecticut Gen. Oblig.:
(College Savings Plan Proj.) Series B, 0% 11/1/09	4,000,000	3,369,760
Series 1998 B, 5.5% 3/15/08	3,850,000	4,429,926
Series 1999 B, 5.875% 11/1/16	4,550,000	5,371,366
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Series 2000 C, 6.5% 11/1/07 (Pre-Refunded to 11/1/06 @ 101) (c)	$ 1,000,000	$ 1,177,950
Series A, 5.25% 6/15/12 (FGIC Insured) (Pre-Refunded to 6/15/09 @ 101) (c)	1,975,000	2,320,961
Series B:
5.25% 6/15/07	1,410,000	1,593,596
5.375% 6/15/13	6,325,000	7,326,690
5.375% 6/15/18	8,840,000	9,980,537
5.5% 11/1/17	1,500,000	1,707,570
5.75% 11/1/10	1,000,000	1,190,530
5.75% 6/15/12 (Pre-Refunded to 6/15/10 @ 100) (c)	1,500,000	1,803,930
Series D:
5% 8/1/07 (AMBAC Insured) (d)	5,000,000	5,559,650
5.125% 11/15/15	10,000,000	11,297,200
5.125% 11/15/18	5,995,000	6,646,836
5.375% 11/15/16 (FSA Insured)	1,795,000	2,077,120
5.375% 11/15/18	5,000,000	5,699,050
5.375% 11/15/20	2,000,000	2,254,000
Series E:
5.125% 11/15/13	1,500,000	1,719,555
6% 3/15/12	1,365,000	1,671,361
6% 3/15/12 (Escrowed to Maturity) (c)	35,000	43,233
Connecticut Health & Edl. Facilities Auth. Rev.:
(Danbury Hosp. Proj.) Series G, 5.625% 7/1/25 (AMBAC Insured)	4,695,000	5,179,195
(Greenwich Hosp. Proj.) Series A, 5.8% 7/1/26 (MBIA Insured)	6,230,000	6,869,759
(Hebrew Home & Hosp. Proj.) Series B:
5.15% 8/1/28 (FHA Insured)	2,500,000	2,604,550
5.2% 8/1/38 (FHA Insured)	4,190,000	4,372,726
(Hosp. for Spl. Care Issue Proj.) Series B, 5.375% 7/1/17	850,000	866,592
(Kent School Proj.) Series B:
5.1% 7/1/07 (MBIA Insured)	265,000	285,169
5.25% 7/1/08 (MBIA Insured)	305,000	332,816
(Loomis Chaffee School Proj.):
Series C, 5.5% 7/1/26 (MBIA Insured)	1,430,000	1,516,472
Series D, 5.25% 7/1/31	2,000,000	2,128,120
Series E, 5% 7/1/25	1,000,000	1,050,860
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Lutheran Gen. Health Care Sys. Proj.) 7.375% 7/1/19 (Escrowed to Maturity) (c)	$ 3,195,000	$ 4,283,600
(New Britain Gen. Hosp. Proj.) Series B, 6% 7/1/24 (AMBAC Insured)	1,940,000	2,050,173
(Quinnipiac College Proj.) Series D:
6% 7/1/13	1,300,000	1,327,625
6% 7/1/23	940,000	956,450
(Sacred Heart Univ. Proj.) Series C:
6% 7/1/06 (Escrowed to Maturity) (c)	190,000	215,475
6.5% 7/1/16 (Pre-Refunded to 7/1/06 @ 102) (c)	3,020,000	3,527,753
(Saint Raphael Hosp. Proj.) Series H:
5.25% 7/1/14 (AMBAC Insured)	4,050,000	4,751,946
6.5% 7/1/11 (AMBAC Insured)	3,280,000	4,107,019
6.5% 7/1/13 (AMBAC Insured)	3,125,000	3,984,563
(Trinity College Issue Prog.) Series E, 5.875% 7/1/26 (MBIA Insured)	3,500,000	3,911,215
(Veterans Memorial Med. Ctr. Proj.) Series A:
5.5% 7/1/26 (MBIA Insured)	3,770,000	4,031,638
6.25% 7/1/05 (MBIA Insured)	2,265,000	2,494,762
(Yale Univ. Proj.):
Series W, 5.125% 7/1/27	12,000,000	12,633,600
Series X1, 5% 7/1/42	10,000,000	10,554,700
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. (Family Ed. Ln. Prog.) Series A:
5.5% 11/15/09 (b)	780,000	875,511
7.2% 11/15/10 (b)	465,000	472,510
Connecticut Hsg. Fin. Auth. Series B, 6.2% 5/15/12	2,500,000	2,564,175
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series A:
6% 1/1/05 (MBIA Insured)	1,880,000	2,021,884
6% 1/1/06 (MBIA Insured)	2,000,000	2,224,320
Connecticut Resource Recovery Auth. Resource Recovery Rev.:
(Bridgeport Resco Co. LP Proj.):
5.375% 1/1/06 (MBIA Insured)	900,000	986,319
5.5% 1/1/08 (MBIA Insured)	1,000,000	1,141,140
(Fuel Co. Proj.) Series A:
5.125% 11/15/13 (MBIA Insured) (b)	3,000,000	3,320,730
5.5% 11/15/09 (MBIA Insured) (b)	2,000,000	2,307,660
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Connecticut - continued
Connecticut Resources Recovery Auth. (Mid-Connecticut Sys. Proj.) Series A, 5.25% 11/15/08 (MBIA Insured)	$ 3,300,000	$ 3,739,692
Connecticut Spl. Assessment Second Injury Fund Series 2000 A, 5.125% 1/1/13 (FSA Insured)	2,000,000	2,271,780
Connecticut Spl. Tax Oblig. Rev. (Trans. Infrastructure Proj.):
Series 1996 B, 5.4% 10/1/10 (MBIA Insured) (Pre-Refunded to 10/1/06 @ 101) (c)	4,545,000	5,173,710
Series 1996 C, 6% 10/1/08 (MBIA Insured)	1,000,000	1,194,790
Series A:
5.125% 9/1/05	2,250,000	2,314,598
5.5% 11/1/06 (FSA Insured)	1,000,000	1,130,980
7.125% 6/1/10	3,550,000	4,506,619
Series B:
0% 6/1/08	3,500,000	3,102,680
5.5% 11/1/07 (FSA Insured)	7,300,000	8,413,761
6.125% 9/1/12	7,115,000	8,666,924
6.15% 9/1/09	1,500,000	1,825,230
6.5% 10/1/07 (Escrowed to Maturity) (c)	2,250,000	2,688,053
6.5% 10/1/10	3,400,000	4,249,048
6.5% 10/1/12	7,100,000	9,085,728
Cromwell Gen. Oblig. 3.5% 6/15/04	1,530,000	1,568,311
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5% 1/1/04 (b)	1,000,000	1,022,580
Meriden Gen. Oblig.:
6.25% 8/1/05 (FGIC Insured)	1,500,000	1,660,890
6.25% 8/1/06 (FGIC Insured)	2,000,000	2,291,260
Naugatuck Ctfs. of Prtn. (Incineration Facilities Proj.) Series A:
5% 6/15/14 (AMBAC Insured) (b)	1,335,000	1,477,404
5% 6/15/17 (AMBAC Insured) (b)	775,000	847,656
Naugatuck Gen. Oblig.:
5.875% 2/15/21 (AMBAC Insured)	4,000,000	5,003,680
7.25% 9/1/04 (MBIA Insured)	215,000	231,256
7.4% 9/1/07 (MBIA Insured)	370,000	453,435
7.4% 9/1/08 (MBIA Insured)	370,000	467,214
New Britain Gen. Oblig.:
Series B, 6% 3/1/12 (MBIA Insured)	2,000,000	2,457,480
6% 4/15/07 (AMBAC Insured)	1,615,000	1,867,699
6% 2/1/12 (MBIA Insured)	400,000	490,728
7% 4/1/07 (MBIA Insured)	580,000	691,215
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Connecticut - continued
New Britain Gen. Oblig.: - continued
7% 4/1/08 (MBIA Insured)	$ 580,000	$ 710,210
New Haven Air Rights Packaging Facility Rev. 5.375% 12/1/11 (AMBAC Insured)	1,165,000	1,379,197
New Haven Gen. Oblig.:
Series A, 6% 8/1/05 (FGIC Insured)	3,410,000	3,757,650
Series B, 5.125% 11/1/16 (MBIA Insured)	4,000,000	4,558,240
7% 2/15/05 (FGIC Insured)	750,000	823,515
Newtown Gen. Oblig. 6% 6/15/06 (MBIA Insured)	785,000	890,269
North Thompsonville Fire District #10:
6.75% 6/1/07 (MBIA Insured)	180,000	214,016
6.75% 6/1/08 (MBIA Insured)	190,000	231,525
6.75% 6/1/09 (MBIA Insured)	200,000	248,666
6.75% 6/1/10 (MBIA Insured)	215,000	270,184
6.75% 6/1/11 (MBIA Insured)	230,000	292,473
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 11:
5.625% 8/1/05 (FGIC Insured)	4,000,000	4,105,880
5.75% 8/1/12 (FGIC Insured)	4,490,000	4,609,524
Stamford Gen. Oblig.:
5% 7/15/09	1,000,000	1,151,280
5.25% 7/15/12	2,810,000	3,176,649
5.25% 7/15/12 (Pre-Refunded to 7/15/08 @ 100) (c)	2,190,000	2,526,231
5.25% 7/15/14	6,565,000	7,692,998
5.25% 7/15/15	3,000,000	3,478,920
5.5% 7/15/13	2,675,000	3,187,263
5.5% 7/15/14	1,250,000	1,481,725
6.6% 1/15/07	295,000	344,887
6.6% 1/15/08	1,480,000	1,774,564
6.6% 1/15/09	1,000,000	1,223,380
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) 4.75%, tender 12/1/08 (a)(b)	6,000,000	6,134,340
Stratford Gen. Oblig.:
4.5% 2/15/06 (FSA Insured)	1,550,000	1,674,155
4.5% 2/15/07 (FSA Insured)	3,255,000	3,569,140
7% 6/15/08 (FGIC Insured)	500,000	616,830
Suffield Gen. Oblig.:
5.125% 6/15/13 (MBIA Insured)	1,000,000	1,139,430
5.125% 6/15/14 (MBIA Insured)	1,335,000	1,511,006
Univ. of Connecticut Series A:
5.375% 4/1/15	1,400,000	1,606,878
5.375% 4/1/16	4,475,000	5,089,776
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Connecticut - continued
Univ. of Connecticut Series A: - continued
5.375% 4/1/18	$ 1,200,000	$ 1,369,956
Univ. of Connecticut Rev. (Student Fee Prog.) Series A:
5.75% 11/15/29 (FGIC Insured) (Pre-Refunded to 11/15/10 @ 101) (c)	6,850,000	8,343,163
6% 11/15/25 (FGIC Insured) (Pre-Refunded to 11/15/10 @ 101) (c)	4,000,000	4,939,160
West Hartford Gen. Oblig.:
5% 7/15/11 (Pre-Refunded to 7/15/06 @ 101) (c)	1,500,000	1,677,345
6.5% 7/15/05	2,000,000	2,225,460
6.5% 7/15/06	2,000,000	2,307,700
Wolcott Gen. Oblig.:
7% 6/15/09 (FGIC Insured)	445,000	561,012
7% 6/15/10 (FGIC Insured)	440,000	559,865
Woodstock Spl. Oblig. Rev. (Woodstock Academy Proj.) 7% 3/1/08 (AMBAC Insured)	725,000	730,438
		432,343,367
Puerto Rico - 10.6%
Puerto Rico Commonwealth Gen. Oblig.:
Series B, 5.5% 7/1/12 (FGIC Insured)	4,000,000	4,784,200
5.5% 7/1/11 (FGIC Insured)	4,600,000	5,456,934
5.75% 7/1/26 (MBIA Insured) (Pre-Refunded to 7/1/10 @ 100) (c)	3,700,000	4,467,269
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Y, 5% 7/1/36 (FSA Insured)	2,750,000	2,954,600
Series Y, 5.5% 7/1/36 (FSA Insured)	1,500,000	1,715,535
Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev. Series B, 6% 7/1/31 (Pre-Refunded to 7/1/10 @ 101) (c)	2,250,000	2,763,428
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (c)	7,515,000	8,459,711
Series A, 5.5% 10/1/32 (Escrowed to Maturity) (c)	3,000,000	3,391,620
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series AA, 5.375% 7/1/14 (MBIA Insured)	3,250,000	3,700,158
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.: - continued
Series HH, 5.25% 7/1/29 (FSA Insured)	$ 12,435,000	$ 13,486,617
Puerto Rico Muni. Fin. Agcy. Series A, 5.5% 8/1/23 (FSA Insured)	1,250,000	1,394,413
		52,574,485
TOTAL MUNICIPAL BONDS (Cost $437,552,176)		484,917,852
Municipal Notes - 0.7%

Connecticut - 0.7%
Connecticut Health & Edl. Facilities Auth. Rev. (Yale Univ. Proj.) Series X3, 1.3%, VRDN (a) (Cost $3,300,000)	3,300,000	3,300,000
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $440,852,176)	488,217,852
NET OTHER ASSETS - 1.2%	5,816,078
NET ASSETS - 100%	$ 494,033,930
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	40.4%
Escrowed/Pre-Refunded	13.2
Special Tax	10.4
Health Care	8.4
Education	8.1
Others* (individually less than 5%)	19.5
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $37,015,837 and $17,928,557, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Connecticut Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $440,852,176) - See accompanying schedule		$ 488,217,852
Cash		5,869,648
Receivable for fund shares sold		412,642
Interest receivable		6,410,086
Redemption fees receivable		49
Other receivables		2,968
Total assets		500,913,245

Liabilities
Payable for investments purchased Regular delivery	$ 243,327
Delayed delivery	5,516,500
Payable for fund shares redeemed	441,511
Distributions payable	466,816
Accrued management fee	154,725
Other payables and accrued expenses	56,436
Total liabilities		6,879,315

Net Assets		$ 494,033,930
Net Assets consist of:
Paid in capital		$ 445,596,139
Undistributed net investment income		32,962
Accumulated undistributed net realized gain (loss) on investments		1,039,153
Net unrealized appreciation (depreciation) on investments		47,365,676
Net Assets, for 40,498,026 shares outstanding		$ 494,033,930
Net Asset Value, offering price and redemption price per share ($494,033,930 ÷ 40,498,026 shares)		$ 12.20

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Connecticut Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2003 (Unaudited)

Investment Income
Interest		$ 10,804,557

Expenses
Management fee	$ 897,914
Transfer agent fees	158,519
Accounting fees and expenses	72,022
Non-interested trustees' compensation	1,173
Custodian fees and expenses	3,757
Registration fees	14,965
Audit	16,709
Legal	5,201
Miscellaneous	3,525
Total expenses before reductions	1,173,785
Expense reductions	(34,309)	1,139,476
Net investment income (loss)		9,665,081
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,536,640
Swap agreements	(2,250)
Total net realized gain (loss)		1,534,390
Change in net unrealized appreciation (depreciation) on: Investment securities	20,261,141
Swap agreements	(33,943)
Total change in net unrealized appreciation (depreciation)		20,227,198
Net gain (loss)		21,761,588
Net increase (decrease) in net assets resulting from operations		$ 31,426,669

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2003 (Unaudited)	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,665,081	$ 18,517,592
Net realized gain (loss)	1,534,390	1,531,505
Change in net unrealized appreciation (depreciation)	20,227,198	6,876,519
Net increase (decrease) in net assets resulting from operations	31,426,669	26,925,616
Distributions to shareholders from net investment income	(9,653,360)	(18,496,836)
Distributions to shareholders from net realized gain	(1,374,463)	(2,501,810)
Total distributions	(11,027,823)	(20,998,646)
Share transactions Net proceeds from sales of shares	46,688,125	104,550,447
Reinvestment of distributions	8,018,181	15,096,410
Cost of shares redeemed	(36,749,322)	(86,243,324)
Net increase (decrease) in net assets resulting from share transactions	17,956,984	33,403,533
Redemption fees	2,284	8,754
Total increase (decrease) in net assets	38,358,114	39,339,257

Net Assets
Beginning of period	455,675,816	416,336,559
End of period (including undistributed net investment income of $32,962 and undistributed net investment income of $21,241, respectively)	$ 494,033,930	$ 455,675,816
Other Information Shares
Sold	3,923,488	8,962,288
Issued in reinvestment of distributions	672,718	1,304,635
Redeemed	(3,093,927)	(7,452,389)
Net increase (decrease)	1,502,279	2,814,534

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.69	$ 11.51	$ 11.11	$ 10.88	$ 11.58	$ 11.42
Income from Investment Operations
Net investment income (loss)	.244 D	.497 D	.527D	.549D	.526	.541
Net realized and unrealized gain (loss)	.545	.249	.401	.233	(.651)	.260
Total from investment operations	.789	.746	.928	.782	(.125)	.801
Distributions from net investment income	(.244)	(.497)	(.527)	(.553)	(.526)	(.541)
Distributions from net realized gain	(.035)	(.069)	(.001)	-	(.029)	(.100)
Distributions in excess of net realized gain	-	-	-	-	(.021)	-
Total distributions	(.279)	(.566)	(.528)	(.553)	(.576)	(.641)
Redemption fees added to paid in capital	- D, F	- D, F	- D, F	.001 D	.001	- F
Net asset value, end of period	$ 12.20	$ 11.69	$ 11.51	$ 11.11	$ 10.88	$ 11.58
Total Return B,C	6.83%	6.64%	8.47%	7.41%	(1.12)%	7.20%
Ratios to Average Net Assets E
Expenses before expense reductions	.50% A	.50%	.50%	.51%	.55%	.55%
Expenses net of voluntary waivers, if any	.50% A	.50%	.50%	.51%	.55%	.55%
Expenses net of all reductions	.48% A	.46%	.41%	.42%	.49%	.54%
Net investment income (loss)	4.11% A	4.28%	4.59%	5.04%	4.69%	4.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 494,034	$ 455,676	$ 416,337	$ 347,185	$ 346,113	$ 373,433
Portfolio turnover rate	8% A	18%	17%	27%	23%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Amount represents less than $.001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 5/31/03	% of fund's investments 11/30/02	% of fund's investments 5/31/02
0 - 30	77.9	80.7	83.1
31 - 90	12.0	5.5	5.7
91 - 180	4.1	3.9	7.6
181 - 397	6.0	9.9	3.6
Weighted Average Maturity
	5/31/03	11/30/02	5/31/02
Fidelity Connecticut Municipal Money Market Fund	34 Days	42 Days	29 Days
Connecticut Tax-Free Money Market Funds Average*	38 Days	42 Days	38 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2003	As of November 30, 2002
Variable Rate Demand Notes (VRDNs) 54.4%	Variable Rate Demand Notes (VRDNs) 62.0%
Commercial Paper (including CP Mode) 7.2%	Commercial Paper (including CP Mode) 5.5%
Tender Bonds 2.1%	Tender Bonds 1.8%
Municipal Notes 10.7%	Municipal Notes 9.3%
Fidelity Municipal Cash Central Fund 18.8%	Fidelity Municipal Cash Central Fund 13.0%
Other Investments 4.2%	Other Investments 6.0%
Net Other Assets 2.6%	Net Other Assets 2.4%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Investments May 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.4%
	Principal Amount	Value (Note 1)
Connecticut - 70.2%
Bethel Gen. Oblig. BAN 2.25% 11/4/03	$ 6,722,000	$ 6,739,804
Bridgeport Gen. Oblig. Participating VRDN:
Series ROC II R182, 1.19% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	2,865,000	2,865,000
Series ROC II R45, 1.19% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	5,000,000	5,000,000
Bristol Gen. Oblig. BAN 1.5% 10/1/03	2,490,000	2,493,702
Connecticut Arpt. Rev. Participating VRDN Series MSTC 01 129, 1.27% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)(f)	17,915,000	17,915,000
Connecticut Clean Wtr. Fund Rev. Participating VRDN Series ROC II R90, 1.19% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	5,665,000	5,665,000
Connecticut Dev. Auth. Arpt. Facility Rev.:
(Bradley Arpt. Hotel Proj.):
Series 1997 A, 1.2%, LOC KBC Bank NV, VRDN (a)	3,800,000	3,800,000
Series 1997 B, 1.2%, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
Series 1997 C, 1.2%, LOC Fleet Nat'l. Bank, VRDN (a)	900,000	900,000
(Learjet, Inc. Proj.) 1.25%, LOC Bank of America NA, VRDN (a)(d)	3,100,000	3,100,000
Connecticut Dev. Auth. Indl. Dev. Rev.:
(Lapham Hickey Steel Corp. Proj.) 1.25%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)(d)	1,795,000	1,795,000
(W.E. Bassett Co. Proj.) Series 1986, 1.15%, LOC Fleet Bank NA, VRDN (a)(d)	800,000	800,000
Connecticut Dev. Auth. Poll. Cont. Rev.:
Bonds (New England Pwr. Co. Proj.) Series 1999, 1.13% tender 6/4/03, CP mode	8,900,000	8,900,000
(Connecticut Lt. & Pwr. Co. Proj.) Series 1996 A, 1.25% (AMBAC Insured), VRDN (a)(d)	26,200,000	26,200,000
Connecticut Gen. Oblig.:
Bonds:
Series A:
2% 12/1/03	13,720,000	13,779,366
2% 4/15/04	1,500,000	1,511,656
Series B, 4.5% 6/15/03	1,800,000	1,802,095
Series C, 5.375% 8/15/03	1,500,000	1,512,279
Series D, 5.1% 8/1/10 (Pre-Refunded to 8/1/03 @ 101.5) (e)	4,975,000	5,079,922
Series E, 3% 11/15/03	2,000,000	2,014,480
Series F, 3% 10/15/03	2,440,000	2,453,046
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Participating VRDN:
Series 03 0011, 1.19% (Liquidity Facility Citibank NA, New York) (a)(f)	$ 9,900,000	$ 9,900,000
Series BA 02 A, 1.19% (Liquidity Facility Bank of America NA) (a)(f)	4,815,000	4,815,000
Series EGL 01 0701, 1.19% (Liquidity Facility Citibank NA, New York) (a)(f)	20,000,000	20,000,000
Series EGL 03 0011, 1.19% (Liquidity Facility Citibank NA, New York) (a)(f)	9,900,000	9,900,000
Series Floaters 01 681, 1.19% (Liquidity Facility Morgan Stanley) (a)(f)	10,370,000	10,370,000
Series MS 01 529, 1.19% (Liquidity Facility Morgan Stanley) (a)(f)	24,770,000	24,770,000
Series MS 01 571, 1.19% (Liquidity Facility Morgan Stanley) (a)(f)	24,865,000	24,865,000
Series Putters 291, 1.23% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(f)	13,400,000	13,400,000
Series Putters 320, 1.23% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(f)	6,780,000	6,780,000
Series ROC II 4009, 1.19% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	18,930,000	18,930,000
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
(Quinnipiac College Proj.) Series D, 6% 7/1/23 (Pre-Refunded to 7/1/03 @ 102) (e)	2,910,000	2,978,809
(Univ. of Hartford Proj.) Series C, 8% 7/1/18 (Pre-Refunded to 7/1/03 @ 100) (e)	1,885,000	1,895,268
(Yale Univ. Proj.):
Series S1:
1.05% tender 7/15/03, CP mode	19,135,000	19,135,000
1.1% tender 6/12/03, CP mode	7,800,000	7,800,000
1.1% tender 7/14/03, CP mode	4,500,000	4,500,000
Series S2, 1% tender 8/14/03, CP mode	12,390,000	12,390,000
(Yale-New Haven Hosp. Proj.) Series E, 1.9%, tender 6/1/03 (FGIC Insured) (a)	600,000	600,000
Participating VRDN Series EGL 02 6027, 1.19% (Liquidity Facility Citibank NA, New York) (a)(f)	7,305,000	7,305,000
(Greater Hartford YMCA Proj.) Series A, 1.1% (AMBAC Insured), VRDN (a)	8,230,000	8,230,000
(Health Care Cap. Asset Prog.) Series A1, 1.15%, LOC Fleet Nat'l. Bank, VRDN (a)	22,610,000	22,610,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Pomfret School Issue Proj.) Series A, 1.2%, LOC Fleet Nat'l. Bank, VRDN (a)	$ 4,000,000	$ 4,000,000
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. Bonds (Family Ed. Ln. Prog.) Series 1, 1.25%, tender 8/14/03 (a)(d)	8,000,000	8,000,000
Connecticut Hsg. Fin. Auth.:
Participating VRDN:
Series BA 99 D, 1.19% (Liquidity Facility Bank of America NA) (a)(d)(f)	19,995,000	19,995,000
Series Merlots 00 BBB, 1.27% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	5,135,000	5,135,000
Series Merlots 00 P, 1.27% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	2,215,000	2,215,000
Series Merlots 97 L, 1.27% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	8,730,000	8,730,000
Series PT 81, 1.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	340,000	340,000
Series ROC II R91, 1.19% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	7,405,000	7,405,000
Series 1990 C, 1.35%, VRDN (a)(d)	7,840,000	7,840,000
Series 1990 D, 1.35%, VRDN (a)(d)	7,375,000	7,375,000
Series 2001 A3, 1.2% (AMBAC Insured), VRDN (a)(d)	2,400,000	2,400,000
Series 2002 A3, 1.25% (AMBAC Insured), VRDN (a)(d)	20,000,000	20,000,000
Series 2002 B3, 1.2% (AMBAC Insured), VRDN (a)(d)	30,000,000	30,000,000
Series 2002 F2, 1.21% (AMBAC Insured), VRDN (a)(d)	10,000,000	10,000,000
Series B3, 1.15% (AMBAC Insured), VRDN (a)(d)	12,000,000	12,000,000
Connecticut Spl. Tax Oblig. Rev.:
Bonds:
(Trans. Infrastructure Proj.) Series A, 6.85% 6/1/07 (Pre-Refunded to 6/1/03 @ 100) (e)	2,000,000	2,000,000
Series B, 3% 12/1/03	7,255,000	7,314,386
Series C, 6.25% 10/1/03 (FGIC Insured)	1,000,000	1,017,294
Series ROC II R122, 1.18%, tender 5/6/04 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)(g)	12,265,000	12,265,000
Participating VRDN:
Series MS 00 504, 1.19% (Liquidity Facility Morgan Stanley) (a)(f)	4,762,500	4,762,500
Series MS 01 545, 1.19% (Liquidity Facility Morgan Stanley) (a)(f)	3,847,500	3,847,500
Series MS 01 735, 1.19% (Liquidity Facility Morgan Stanley) (a)(f)	14,785,000	14,785,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Connecticut - continued
Connecticut Spl. Tax Oblig. Rev.: - continued
Participating VRDN: - continued
Series ROC II R83, 1.19% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	$ 5,215,000	$ 5,215,000
Series 2000 1, 1.25% (FGIC Insured), VRDN (a)	2,000,000	2,000,000
Series 2003 2, 1.25% (AMBAC Insured), VRDN (a)	47,500,000	47,500,000
East Haven Gen. Oblig. BAN 2% 4/27/04	3,455,000	3,482,165
Easton Gen. Oblig. BAN 2.5% 1/27/04	1,330,000	1,341,233
Fairfield Gen. Oblig. BAN 3% 8/1/03	16,000,000	16,044,141
New Haven Gen. Oblig. Series A:
1.05% 6/11/03, LOC Landesbank Hessen-Thuringen, CP	5,400,000	5,400,000
1.05% 9/15/03, LOC Landesbank Hessen-Thuringen, CP	6,100,000	6,100,000
1.05% 9/16/03, LOC Landesbank Hessen-Thuringen, CP	6,200,000	6,200,000
1.15% 6/10/03, LOC Landesbank Hessen-Thuringen, CP	3,100,000	3,100,000
Reg'l School District #9 BAN 1.75% 5/14/04	4,000,000	4,025,966
Reg'l. School District #15 BAN 2% 8/14/03	9,500,000	9,512,727
Reg'l. School District #8 BAN 1.75% 4/15/04	12,000,000	12,067,154
Rocky Hill Gen. Oblig. BAN 2% 8/15/03	4,390,000	4,398,065
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev. BAN Series A, 2.5% 7/17/03	22,230,000	22,259,273
Trumbull Gen. Oblig. BAN 2.5% 9/15/03	13,440,000	13,486,223
Watertown Gen. Oblig. BAN 2% 8/14/03	7,707,000	7,717,012
Westbrook Gen. Oblig. BAN 1.75% 8/22/03	3,625,000	3,629,820
Westport Gen. Oblig.:
Bonds Series Lot A, 3% 2/1/04	920,000	931,631
BAN 2% 2/3/04	3,200,000	3,219,695
		715,557,212
Puerto Rico - 8.4%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series Floaters 01 703X, 1.19% (Liquidity Facility Morgan Stanley) (a)(f)	4,460,000	4,460,000
Series Merlots 00 EE, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(f)	15,525,000	15,525,000
Series Merlots 01 A107, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(f)	5,385,000	5,385,000
Series ROC II R185, 1.22% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	2,000,000	2,000,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series ROC II R 4, 1.22% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	2,000,000	2,000,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev. Participating VRDN Series RobIns 14, 1.19% (Liquidity Facility Bank of New York NA) (a)(f)	2,995,000	2,995,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN:
Series 2000 A15, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(f)	$ 17,170,000	$ 17,170,000
Series EGL 00 5101, 1.22% (Liquidity Facility Citibank NA, New York) (a)(f)	10,000,000	10,000,000
Series MSTC 7005, 1.2% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(f)	12,045,000	12,045,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series Floaters 682, 1.19% (Liquidity Facility Morgan Stanley) (a)(f)	7,330,000	7,330,000
Series RobIns 16, 1.21% (Liquidity Facility Bank of New York NA) (a)(f)	2,000,000	2,000,000
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998, 1.65%, LOC Banco Santander Central Hispano SA, VRDN (a)	2,100,000	2,100,000
Puerto Rico Muni. Fin. Agcy. Participating VRDN Series MS 00 225, 1.19% (Liquidity Facility Morgan Stanley) (a)(f)	2,335,000	2,335,000
		85,345,000
	Shares
Other - 18.8%
Fidelity Municipal Cash Central Fund, 1.33% (b)(c)	191,876,826	191,876,826
TOTAL INVESTMENT PORTFOLIO - 97.4%		992,779,038
NET OTHER ASSETS - 2.6%		26,497,689
NET ASSETS - 100%		$ 1,019,276,727
Total Cost for Income Tax Purposes $ 992,779,038
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Connecticut Spl. Tax Oblig. Rev. Bonds Series ROC II R122, 1.18%, tender 5/6/04 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	1/11/02	$ 12,265,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,265,000 or 1.2% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2003 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule		$ 992,779,038
Cash		5,103,445
Receivable for investments sold		17,230,000
Receivable for fund shares sold		6,685,073
Interest receivable		3,337,087
Other receivables		2,516
Total assets		1,025,137,159

Liabilities
Payable for fund shares redeemed	$ 5,391,484
Distributions payable	16,381
Accrued management fee	321,893
Other payables and accrued expenses	130,674
Total liabilities		5,860,432

Net Assets		$ 1,019,276,727
Net Assets consist of:
Paid in capital		$ 1,018,951,882
Accumulated net realized gain (loss) on investments		324,845
Net Assets, for 1,018,812,968 shares outstanding		$ 1,019,276,727
Net Asset Value, offering price and redemption price per share ($1,019,276,727 ÷ 1,018,812,968 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2003 (Unaudited)

Investment Income
Interest		$ 6,081,114

Expenses
Management fee	$ 1,962,152
Transfer agent fees	493,364
Accounting fees and expenses	65,982
Non-interested trustees' compensation	2,093
Custodian fees and expenses	7,567
Registration fees	18,792
Audit	24,656
Legal	8,244
Miscellaneous	21,521
Total expenses before reductions	2,604,371
Expense reductions	(200,667)	2,403,704
Net investment income		3,677,410
Net realized gain (loss) on investment securities		190,009
Net increase in net assets resulting from operations		$ 3,867,419

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2003 (Unaudited)	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 3,677,410	$ 9,295,659
Net realized gain (loss)	190,009	190,967
Net increase (decrease) in net assets resulting from operations	3,867,419	9,486,626
Distributions to shareholders from net investment income	(3,677,410)	(9,295,659)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	998,411,061	1,658,560,085
Reinvestment of distributions	3,591,212	9,051,542
Cost of shares redeemed	(958,835,546)	(1,684,615,591)
Net asset value of Fidelity Connecticut Municipal Money Market shares issued in exchange for the net assets of Spartan Connecticut Municipal Money Market	-	185,507,942
Net increase (decrease) in net assets and shares resulting from share transactions	43,166,727	168,503,978
Total increase (decrease) in net assets	43,356,736	168,694,945

Net Assets
Beginning of period	975,919,991	807,225,046
End of period	$ 1,019,276,727	$ 975,919,991

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.010	.024	.034	.026	.029
Distributions from net investment income	(.004)	(.010)	(.024)	(.034)	(.026)	(.029)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.36%	.99%	2.44%	3.47%	2.63%	2.94%
Ratios to Average Net Assets D
Expenses before expense reductions	.51% A	.51%	.51%	.54%	.55%	.56%
Expenses net of voluntary waivers, if any	.48% A	.49%	.51%	.54%	.55%	.56%
Expenses net of all reductions	.47% A	.45%	.46%	.54%	.54%	.56%
Net investment income	.72% A	1.00%	2.41%	3.43%	2.60%	2.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,019,277	$ 975,920	$ 807,225	$ 718,657	$ 532,948	$ 487,990

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Spartan Connecticut Municipal Income Fund (the income fund) is a fund of Fidelity Court Street Trust. Fidelity Connecticut Municipal Money Market Fund (the money market fund) is a fund of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Connecticut. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year each fund intends to qualify as a regulated investment company by distributing all of their taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period for the money market fund. Capital accounts within the income fund's financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, market discount and losses deferred due to futures transactions.

The federal tax cost of investments including unrealized appreciation (depreciation) for the income fund as of period end was as follows:

Unrealized appreciation	$ 47,489,398	|
Unrealized depreciation	(5)
Net unrealized appreciation (depreciation)	$ 47,489,393
Cost for federal income tax purposes	$ 440,728,459

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

Swap Agreements. The income fund may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the income fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annualized management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total

Spartan Connecticut Municipal Income Fund	.25%	.13%	.38%
Fidelity Connecticut Municipal Money Market Fund	.25%	.13%	.38%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the funds. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Spartan Connecticut Municipal Income Fund	.07%	|
Fidelity Connecticut Municipal Money Market Fund	.10%

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions

Fidelity Connecticut Municipal Money Market Fund	$ 866,374

Semiannual Report

5. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Fidelity Connecticut Municipal Money Market Fund	.48%	$ 142,915

Through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Spartan Connecticut Municipal Income Fund	$ 3,757	$ 30,552
Fidelity Connecticut Municipal Money Market Fund	7,567	50,185

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
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Buying shares

Fidelity Investments
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Selling shares

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Attn: Distribution Services
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General Correspondence

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For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
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Selling shares

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P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Managment, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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and Account Assistance 1-800-544-6666

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www.fidelity.com

Spartan®

New Jersey Municipal
Funds

and

Fidelity ®
New Jersey Municipal
Money Market Fund

Semiannual Report

May 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Spartan New Jersey Municipal Income Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Spartan New Jersey Municipal Money Market Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity New Jersey Municipal Money Market Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
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The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Interest rate increases can cause the price of a debt security to decrease. A portion of the dividends you receive may be subject to federal, state, or local income tax or may be subject to the federal alternative minimum tax.

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Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Spartan New Jersey Municipal Income Fund

Investment Changes

Top Five Sectors as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	34.6	40.0
Transportation	28.3	25.3
Water & Sewer	10.3	11.2
Escrowed/Pre-Refunded	5.0	6.9
Health Care	3.9	3.6
Average Years to Maturity as of May 31, 2003
		6 months ago
Years	15.1	14.1
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of May 31, 2003
6 months ago
Years	7.1	7.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of May 31, 2003	As of November 30, 2002
AAA 67.4%	AAA 69.9%
AA,A 25.4%	AA,A 24.2%
BBB 2.8%	BBB 3.0%
BB and Below 0.2%	BB and Below 0.0%
Not Rated 1.9%	Not Rated 2.7%
Short-Term Investments and Net Other Assets 2.3%	Short-Term Investments and Net Other Assets 0.2%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Spartan New Jersey Municipal Income Fund

Investments May 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.7%
	Principal Amount	Value (Note 1)
Delaware/New Jersey/Pennsylvania - 0.8%
Delaware River Joint Toll Bridge Commission Bridge Rev. 5.25% 7/1/17	$ 3,000,000	$ 3,325,620
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 1999, 6% 1/1/18 (FSA Insured)	1,300,000	1,519,349
		4,844,969
New Jersey - 78.9%
Atlantic County Gen. Oblig. Ctfs. of Prtn. (Pub. Facilities Lease Agreement Proj.):
7.4% 3/1/07 (FGIC Insured)	3,035,000	3,630,164
7.4% 3/1/08 (FGIC Insured)	3,260,000	4,010,159
Atlantic County Impt. Auth. Luxury Tax Rev. (Convention Ctr. Proj.):
7.375% 7/1/10 (MBIA Insured) (Escrowed to Maturity) (d)	925,000	1,114,792
7.4% 7/1/16 (MBIA Insured) (Escrowed to Maturity) (d)	3,510,000	4,726,250
Atlantic County Util. Auth. Swr. Rev. Series A, 5.85% 1/15/15 (AMBAC Insured)	2,620,000	2,740,913
Bergen County Utils. Auth. Wtr. Poll. Cont. Rev. Series B, 0% 12/15/07 (FGIC Insured)	7,500,000	6,804,150
Bordentown Swr. Auth. Rev. Series E, 5.5% 12/1/25 (FGIC Insured)	2,750,000	3,054,563
Burlington County Bridge Commission Lease Rev. (Govt. Leasing Prog.):
5.25% 8/15/16	1,100,000	1,236,851
5.25% 8/15/17	1,000,000	1,126,910
5.25% 8/15/19	1,000,000	1,114,470
Camden County Muni. Utils. Auth. Swr. Rev. 6% 7/15/06 (FGIC Insured)	660,000	747,641
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series A, 6.8% 3/1/21 (MBIA Insured)	1,350,000	1,837,728
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 1999 B, 5.7% 1/1/22 (FSA Insured)	2,000,000	2,243,880
Series 1999, 5.75% 1/1/15 (FSA Insured)	2,000,000	2,327,320
Essex County Gen. Oblig. Series A2, 6.25% 9/1/10 (AMBAC Insured)	4,735,000	5,311,392
Essex County Impt. Auth. (County Correctional Facility Proj.) 5.25% 10/1/18 (MBIA Insured)	1,000,000	1,128,420
Essex County Impt. Auth. Lease Rev. (County Correctional Facility Proj.) 5.75% 10/1/30 (FGIC Insured)	3,605,000	4,125,418
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
Essex County Impt. Auth. Rev. (Util. Sys.-Orange Franchise Proj.) Series A, 5.75% 7/1/27 (MBIA Insured)	$ 1,745,000	$ 1,941,714
Evesham Township Muni. Utils. Auth. Rev. Series 2003 A, 5.125% 7/1/15 (AMBAC Insured)	2,570,000	2,912,555
Gloucester County Impt. Auth. Lease Rev. Series A:
5% 7/15/19 (MBIA Insured) (a)	1,095,000	1,196,583
5% 7/15/22 (MBIA Insured) (a)	1,270,000	1,360,399
Hudson County Ctfs. of Prtn.:
6.25% 6/1/14 (MBIA Insured)	3,210,000	4,049,319
6.25% 6/1/15 (MBIA Insured)	1,420,000	1,804,380
6.25% 12/1/15 (MBIA Insured)	1,525,000	1,951,665
6.25% 6/1/16 (MBIA Insured)	1,610,000	2,059,222
Jersey City Gen. Oblig. Series B:
5.25% 3/1/15 (AMBAC Insured)	1,250,000	1,474,700
5.25% 3/1/16 (AMBAC Insured)	1,000,000	1,180,740
Jersey City Swr. Auth. Swr. Rev. 6% 1/1/07 (AMBAC Insured)	2,175,000	2,486,634
Lenape Reg'l. High School District:
7.625% 1/1/13 (MBIA Insured)	675,000	920,801
7.625% 1/1/14 (MBIA Insured)	1,000,000	1,378,920
Middlesex County Ctfs. of Prtn. 5.5% 8/1/17 (MBIA Insured)	1,000,000	1,148,760
Middlesex County Poll. Cont. Auth. Rev. (Amerada Hess Corp. Proj.) 7.875% 6/1/22	7,750,000	8,170,205
Monmouth County Impt. Auth. Rev. (Howell Township Board of Ed. Impt. Proj.) Series A:
5.25% 7/15/17 (AMBAC Insured)	1,910,000	2,166,437
5.25% 7/15/18 (AMBAC Insured)	2,010,000	2,263,139
Monroe Township Muni. Util. Auth. Middlesex County Rev. 5.25% 2/1/12 (FGIC Insured)	1,130,000	1,297,184
Montgomery Township Board of Ed. Series 2001, 5.25% 8/1/15 (MBIA Insured)	1,285,000	1,464,180
New Jersey Bldg. Auth. Bldg. Rev. 5.75% 6/15/09	1,185,000	1,368,616
New Jersey Ctfs. of Prtn. Series A, 5.25% 6/15/07 (FSA Insured)	10,335,000	11,672,142
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:
(The Seeing Eye, Inc. Proj.) 6.2% 12/1/24	2,000,000	2,256,860
(Weyerhauser Co. Proj.) 9% 11/1/04	2,000,000	2,199,020
New Jersey Econ. Dev. Auth. Exempt Facilities Rev. (Waste Mgmt., Inc. Proj.) 4%, tender 10/31/04 (b)(c)	5,200,000	5,297,032
New Jersey Econ. Dev. Auth. Lease Rev. (State Office Bldgs. Projs.) 6% 6/15/13 (AMBAC Insured)	3,180,000	3,801,149
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	$ 5,000,000	$ 5,133,400
New Jersey Econ. Dev. Auth. Rev. (Edl. Testing Svc. Proj.) Series A, 6.5% 5/15/05 (MBIA Insured)	800,000	868,888
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
(Trans. Proj.) Series B, 5.75% 5/1/10 (FSA Insured)	1,000,000	1,186,310
Series 2001 A:
5.125% 6/15/14 (AMBAC Insured)	6,210,000	7,052,262
5.25% 6/15/15 (AMBAC Insured)	5,995,000	6,765,657
Series C, 5.25% 6/15/17 (MBIA Insured)	10,000,000	11,332,300
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(American Wtr. Co., Inc. Proj.):
Series 1994 B, 5.95% 11/1/29 (FGIC Insured) (c)	7,700,000	8,427,650
Series 1997 B, 5.375% 5/1/32 (FGIC Insured) (c)	3,750,000	3,993,038
Series A, 5.25% 7/1/38 (FGIC Insured) (c)	3,270,000	3,443,375
(Middlesex Wtr. Co. Proj.) 5.35% 2/1/38 (MBIA Insured) (c)	1,000,000	1,061,620
New Jersey Edl. Facilities Auth. Dorm. Safety Trust Fund Rev. Series 2001 A:
5.25% 3/1/08	4,855,000	5,523,776
5.25% 3/1/09	4,855,000	5,589,562
5.25% 3/1/10	4,855,000	5,597,427
5.25% 3/1/11	4,605,000	5,334,248
New Jersey Edl. Facilities Auth. Rev.:
(College of New Jersey Proj.) Series C, 5.375% 7/1/16 (FGIC Insured)	2,000,000	2,286,860
(Higher Ed. Cap. Impt. Fund Prog.) Series 2000 A, 5.75% 9/1/12 (FSA Insured)	1,595,000	1,931,736
(Higher Ed. Equip. Leasing Fund Prog.) Series 2001 A, 5% 9/1/08	3,215,000	3,649,121
(Princeton Univ. Proj.) Series E, 5% 7/1/19	3,595,000	3,906,974
(Rowan Univ. Proj.) Series C, 5.25% 7/1/09 (FGIC Insured)	1,365,000	1,582,799
(Saint Peters College Proj.) Series B, 5.375% 7/1/12	1,450,000	1,508,682
New Jersey Envir. Infrastructure Trust Series A:
5.5% 9/1/10	1,675,000	1,957,891
5.5% 9/1/11	2,830,000	3,269,075
5.5% 9/1/12	2,980,000	3,418,388
New Jersey Gen. Oblig.:
Series 1996 E, 6% 7/15/09	1,500,000	1,802,505
Series D, 6% 2/15/13	7,500,000	9,243,225
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Gen. Oblig.: - continued
Series H, 5.25% 7/1/11	$ 3,345,000	$ 3,900,404
5.5% 8/1/13 (MBIA Insured)	10,380,000	12,473,127
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.) Series A, 6% 7/1/11 (AMBAC Insured)	3,500,000	4,251,975
(Atlantic City Med. Ctr. Proj.) 5.75% 7/1/25	3,000,000	3,184,170
(Burdette Tomlin Memorial Hosp. Proj.) Series D, 6.25% 7/1/06 (FGIC Insured)	1,710,000	1,716,635
(Cmnty. Med. Ctr./Kimball Med. Ctr. Proj.) 5.25% 7/1/11 (FSA Insured)	750,000	848,018
(Hackensack Univ. Med. Ctr. Proj.) Series A, 5.25% 1/1/12 (MBIA Insured)	3,165,000	3,534,134
(Kennedy Health Sys. Proj.) Series B:
5.75% 7/1/07 (MBIA Insured)	1,930,000	2,215,968
5.75% 7/1/08 (MBIA Insured)	1,135,000	1,327,235
(Saint Josephs Hosp. & Med. Ctr. Proj.) Series A, 5.75% 7/1/16 (Connie Lee Hldgs., Inc. Insured)	1,000,000	1,113,810
(Saint Peters Univ. Hosp. Proj.) Series A, 6.875% 7/1/30	3,000,000	3,262,560
5.375% 11/15/33	2,500,000	2,584,525
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. (Home Buyer Proj.) Series W, 4.75% 10/1/17 (MBIA Insured)	1,125,000	1,137,600
New Jersey Hwy. Auth. Garden State Parkway Gen. Rev. (Sr. Parkway Proj.):
5.625% 1/1/30	7,000,000	7,696,920
6% 1/1/05	2,200,000	2,230,096
6% 1/1/19 (Escrowed to Maturity) (d)	4,485,000	5,649,351
6.2% 1/1/10	5,970,000	7,056,242
New Jersey Sports & Exposition Auth. Contract Rev. Series A:
5.25% 3/1/11 (MBIA Insured)	1,360,000	1,576,390
6% 3/1/14 (MBIA Insured)	4,220,000	5,013,233
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2000 A:
5.5% 1/1/25 (MBIA Insured)	10,370,000	11,462,791
5.5% 1/1/30 (MBIA Insured)	20,100,000	22,205,873
5.75% 1/1/10 (MBIA Insured)	3,175,000	3,750,786
6% 1/1/11 (MBIA Insured)	2,000,000	2,413,360
Series 2002 A, 5.625% 1/1/15 (MBIA Insured)	3,000,000	3,462,930
Series A:
5.6% 1/1/22 (MBIA Insured)	7,925,000	8,869,977
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev.: - continued
Series A: - continued
6.75% 1/1/08	$ 1,000,000	$ 1,003,310
Series C:
6.5% 1/1/09	1,300,000	1,556,152
6.5% 1/1/16	2,760,000	3,458,087
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 5.5% 6/15/12	10,000,000	11,761,700
Series A, 5.75% 6/15/15 (MBIA Insured)	3,000,000	3,670,920
Series B:
5.25% 6/15/10	4,400,000	4,922,632
5.25% 6/15/15	5,500,000	6,115,065
6% 6/15/06	1,810,000	2,050,422
Series C:
5.5% 12/15/10 (FSA Insured)	8,000,000	9,477,200
5.75% 12/15/12 (FSA Insured)	5,000,000	6,079,800
New Jersey Transit Corp.:
Series 2000 B, 5.5% 2/1/08 (AMBAC Insured)	5,000,000	5,737,100
Series B, 5.75% 2/1/07 (AMBAC Insured)	1,000,000	1,130,110
New Jersey Wtr. Supply Auth. Rev. (Delaware & Raritan Sys. Proj.) 5.375% 11/1/12 (MBIA Insured) (c)	2,465,000	2,773,100
Newark Gen. Oblig.:
5.3% 9/1/16 (MBIA Insured)	3,500,000	3,814,860
5.375% 12/15/13 (MBIA Insured)	2,840,000	3,353,188
North Hudson Swr. Auth. Swr. Rev. Series A:
0% 8/1/24 (MBIA Insured)	2,000,000	755,260
5.25% 8/1/17 (FGIC Insured)	3,000,000	3,404,460
Ocean County Gen. Oblig. Series B, 5% 8/1/16	1,480,000	1,642,178
Ocean County Utils. Auth. Wastewtr. Rev.:
Series 2001:
5.25% 1/1/15	4,540,000	5,158,030
5.25% 1/1/16	2,400,000	2,705,760
5.125% 1/1/10	3,680,000	4,090,467
Rutgers State Univ. Rev. (State Univ. of New Jersey Proj.) Series A, 6.4% 5/1/13	2,000,000	2,462,300
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. & Gas Pwr. Proj.) Series A, 5.75% 4/1/31 (c)	2,500,000	2,556,300
Southeast Morris County Muni. Utils. Auth. Wtr. Rev. 5% 1/1/14 (MBIA Insured)	1,145,000	1,276,309
Tobacco Settlement Fing. Corp.:
6.125% 6/1/42	8,200,000	6,996,486
6.375% 6/1/32	11,200,000	10,321,920
6.75% 6/1/39	3,105,000	2,922,240
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
Univ. of Medicine & Dentistry Series A:
5.5% 12/1/23 (AMBAC Insured)	$ 1,800,000	$ 2,016,810
5.5% 12/1/27 (AMBAC Insured)	4,000,000	4,498,640
West Deptford Township Gen. Oblig.:
5.5% 9/1/23 (FGIC Insured)	2,525,000	2,808,103
5.625% 9/1/30 (FGIC Insured)	5,225,000	5,869,661
West Orange Board of Ed. Rev. Ctfs. of Prtn. 5.625% 10/1/29 (MBIA Insured)	2,000,000	2,214,280
West Windsor-Plainsboro Reg'l. School District 5% 12/1/14 (FSA Insured)	1,405,000	1,600,211
		474,111,317
New York & New Jersey - 12.8%
Port Auth. New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 5.75% 12/1/25 (MBIA Insured) (c)	3,595,000	3,919,305
Port Auth. of New York & New Jersey:
107th Series:
6% 10/15/05 (c)	1,740,000	1,917,289
6% 10/15/06 (c)	1,535,000	1,741,795
108th Series, 6% 7/15/07 (c)	6,430,000	7,369,937
117th Series, 5.125% 11/15/11 (FGIC Insured) (c)	5,220,000	5,775,304
120th Series:
5.5% 10/15/35 (MBIA Insured) (c)	7,000,000	7,475,090
5.75% 10/15/13 (MBIA Insured) (c)	3,000,000	3,429,150
124th Series:
4.5% 8/1/04 (c)	3,770,000	3,905,079
5% 8/1/13 (FGIC Insured) (c)	3,000,000	3,228,930
126th Series:
5.25% 5/15/37 (FGIC Insured) (c)	12,000,000	12,813,720
5.5% 11/15/11 (FGIC Insured) (c)	1,495,000	1,735,037
127th Series:
5% 12/15/07 (AMBAC Insured) (c)	2,540,000	2,861,767
5.5% 12/15/13 (AMBAC Insured) (c)	8,600,000	9,995,694
128th Series:
5% 11/1/18 (FSA Insured)	3,000,000	3,375,900
5% 11/1/19 (FSA Insured)	2,800,000	3,131,688
5% 11/1/22 (FSA Insured)	2,190,000	2,396,057
92nd Series, 4.75% 1/15/29	2,000,000	2,021,460
		77,093,202
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Puerto Rico - 5.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	$ 2,100,000	$ 2,401,749
Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.:
Series B:
5.875% 7/1/35 (MBIA Insured)	1,625,000	1,894,555
5.875% 7/1/35 (MBIA Insured) (Pre-Refunded to 7/1/10 @ 101) (d)	875,000	1,064,464
5.75% 7/1/19 (FGIC Insured)	3,000,000	3,545,520
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (d)	11,785,000	13,266,492
Series A:
5.5% 10/1/32 (Escrowed to Maturity) (d)	3,500,000	3,956,890
7.75% 7/1/08	255,000	256,275
Puerto Rico Hsg. Fin. Corp. Rev. (Multi-family Mtg. Prog.) Series AI, 7.5% 4/1/22, LOC Puerto Rico Govt. Dev. Bank	1,680,000	1,680,487
Puerto Rico Muni. Fin. Agcy. Series A, 5.5% 8/1/19 (FSA Insured)	2,740,000	3,067,868
		31,134,300
TOTAL INVESTMENT PORTFOLIO - 97.7% (Cost $539,486,155)	587,183,788
NET OTHER ASSETS - 2.3%	13,794,886
NET ASSETS - 100%	$ 600,978,674
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	34.6%
Transportation	28.3
Water & Sewer	10.3
Escrowed/Pre-Refunded	5.0
Others* (individually less than 5%)	21.8
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $78,880,552 and $90,900,069, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan New Jersey Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $539,486,155) - See accompanying schedule		$ 587,183,788
Cash		7,553,160
Receivable for fund shares sold		564,496
Interest receivable		9,984,013
Total assets		605,285,457

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 2,560,266
Payable for fund shares redeemed	951,183
Distributions payable	545,846
Accrued management fee	187,322
Other payables and accrued expenses	62,166
Total liabilities		4,306,783

Net Assets		$ 600,978,674
Net Assets consist of:
Paid in capital		$ 548,323,961
Undistributed net investment income		58,661
Accumulated undistributed net realized gain (loss) on investments		4,898,419
Net unrealized appreciation (depreciation) on investments		47,697,633
Net Assets, for 49,429,572 shares outstanding		$ 600,978,674
Net Asset Value, offering price and redemption price per share ($600,978,674 ÷ 49,429,572 shares)		$ 12.16

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan New Jersey Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2003 (Unaudited)

Investment Income
Interest		$ 13,363,844

Expenses
Management fee	$ 1,109,622
Transfer agent fees	200,058
Accounting fees and expenses	83,177
Non-interested trustees' compensation	1,375
Custodian fees and expenses	4,682
Registration fees	14,700
Audit	19,449
Legal	4,967
Miscellaneous	4,570
Total expenses before reductions	1,442,600
Expense reductions	(28,718)	1,413,882
Net investment income (loss)		11,949,962
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	5,139,308
Swap agreements	(2,750)
Total net realized gain (loss)		5,136,558
Change in net unrealized appreciation (depreciation) on: Investment securities	22,976,037
Swap agreements	(41,485)
Total change in net unrealized appreciation (depreciation)		22,934,552
Net gain (loss)		28,071,110
Net increase (decrease) in net assets resulting from operations		$ 40,021,072

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2003 (Unaudited)	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,949,962	$ 22,856,048
Net realized gain (loss)	5,136,558	3,469,952
Change in net unrealized appreciation (depreciation)	22,934,552	4,354,287
Net increase (decrease) in net assets resulting from operations	40,021,072	30,680,287
Distributions to shareholders from net investment income	(11,931,474)	(22,828,313)
Distributions to shareholders from net realized gain	(3,285,675)	(2,444,818)
Total distributions	(15,217,149)	(25,273,131)
Share transactions Net proceeds from sales of shares	55,587,734	165,422,259
Reinvestment of distributions	11,293,492	18,762,471
Cost of shares redeemed	(64,005,251)	(130,390,791)
Net increase (decrease) in net assets resulting from share transactions	2,875,975	53,793,939
Redemption fees	3,588	7,624
Total increase (decrease) in net assets	27,683,486	59,208,719

Net Assets
Beginning of period	573,295,188	514,086,469
End of period (including undistributed net investment income of $58,661 and undistributed net investment income of $87,522, respectively)	$ 600,978,674	$ 573,295,188
Other Information Shares
Sold	4,677,186	14,202,684
Issued in reinvestment of distributions	952,211	1,620,794
Redeemed	(5,401,434)	(11,280,183)
Net increase (decrease)	227,963	4,543,295

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.65	$ 11.51	$ 11.18	$ 10.89	$ 11.55	$ 11.38
Income from Investment Operations
Net investment income (loss)	.243 D	.495D	.532 D	.559 D	.528	.548
Net realized and unrealized gain (loss)	.577	.196	.334	.289	(.601)	.224
Total from investment operations	.820	.691	.866	.848	(.073)	.772
Distributions from net investment income	(.243)	(.495)	(.534)	(.559)	(.528)	(.548)
Distributions from net realized gain	(.067)	(.056)	(.003)	-	(.049)	(.055)
Distributions in excess of net realized gain	-	-	-	-	(.011)	-
Total distributions	(.310)	(.551)	(.537)	(.559)	(.588)	(.603)
Redemption fees added to paid in capital	- D, F	- D, F	.001 D	.001 D	.001	.001
Net asset value, end of period	$ 12.16	$ 11.65	$ 11.51	$ 11.18	$ 10.89	$ 11.55
Total ReturnB,C	7.13%	6.15%	7.86%	8.03%	(.65)%	6.96%
Ratios to Average Net AssetsE
Expenses before expense reductions	.50%A	.50%	.50%	.51%	.55%	.55%
Expenses net of voluntary waivers, if any	.50%A	.50%	.50%	.51%	.55%	.55%
Expenses net of all reductions	.49%A	.47%	.41%	.45%	.55%	.54%
Net investment income (loss)	4.12%A	4.26%	4.62%	5.11%	4.71%	4.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 600,979	$ 573,295	$ 514,086	$ 384,316	$ 380,019	$ 389,696
Portfolio turnover rate	27%A	21%	19%	49%	19%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Amount represents less than $.001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan New Jersey Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 5/31/03	% of fund's investments 11/30/02	% of fund's investments 5/31/02
0 - 30	85.2	69.8	80.5
31 - 90	3.8	5.4	4.6
91 - 180	5.1	6.8	4.1
181 - 397	5.9	18.0	10.8
Weighted Average Maturity
	5/31/03	11/30/02	5/31/02
Spartan New Jersey Municipal Money Market	34 Days	61 Days	45 Days
New Jersey Tax-Free Money Market Funds Average*	36 Days	49 Days	35 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2003	As of November 30, 2002
Variable Rate Demand Notes (VRDNs) 64.0%	Variable Rate Demand Notes (VRDNs) 64.5%
Commercial Paper (including CP Mode) 0.0%	Commercial Paper (including CP Mode) 0.3%
Tender Bonds 3.5%	Tender Bonds 1.8%
Municipal Notes 24.7%	Municipal Notes 30.7%
Fidelity Municipal Cash Central Fund 4.1%	Fidelity Municipal Cash Central Fund 3.7%
Other Investments 0.7%	Other Investments 0.0%
Net Other Assets 3.0%	Net Other Assets** (1.0)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Spartan New Jersey Municipal Money Market Fund

Investments May 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.0%
	Principal Amount	Value (Note 1)
Delaware/New Jersey - 0.9%
Delaware River & Bay Auth. Rev. Participating VRDN Series Merlots 00 B8, 1.23% (Liquidity Facility Wachovia Bank NA) (a)(e)	$ 4,985,000	$ 4,985,000
New Jersey - 69.8%
Barnegat Township Gen. Oblig. BAN 2.5% 6/5/03	6,800,000	6,800,475
Bordentown Township Gen. Oblig. BAN 2% 11/21/03	5,000,000	5,013,295
Burlington County Board Commission Pooled Ln. Rev. Participating VRDN Series ROC II R1023, 1.19% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	2,195,000	2,195,000
Camden County Impt. Auth. Rev. (Jewish Cmnty. Ctr. Proj.) Series 1995, 1.15%, LOC Nat'l. Westminster Bank PLC, VRDN (a)	1,180,000	1,180,000
Casino Reinvestment Dev. Auth. Packaging Fee Rev. Participating VRDN Series MSTC 01 175, 1.2% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	8,800,000	8,800,000
Cherry Hill Township Gen. Oblig. BAN 2.25% 10/9/03	7,400,000	7,422,068
Cranford Township Gen. Oblig. BAN 1.75% 1/7/04	5,972,374	5,990,841
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN:
Series Merlots 00 K, 1.23% (Liquidity Facility Wachovia Bank NA) (a)(e)	10,900,000	10,900,000
Series PA 606, 1.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,700,000	5,700,000
Series PA 611, 1.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	8,300,000	8,300,000
Series SG 53, 1.22% (Liquidity Facility Societe Generale) (a)(e)	5,700,000	5,700,000
Series SGA 89, 1.35% (Liquidity Facility Societe Generale) (a)(e)	4,645,000	4,645,000
Dover Township BAN 1.1% 12/26/03	4,800,000	4,801,343
East Brunswick Township Gen. Oblig. BAN 1.5% 3/26/04	3,116,300	3,126,611
Englewood Gen. Oblig. BAN 2% 7/11/03	3,900,000	3,901,765
Essex County Impt. Auth. Participating VRDN Series FRRI A27, 1.25% (Liquidity Facility Bank of New York NA) (a)(e)	6,650,000	6,650,000
Gloucester County Gen. Oblig. BAN 2.5% 10/29/03	3,000,000	3,009,692
Hopatcong Boro Gen. Oblig. BAN 2.25% 9/5/03	5,140,000	5,149,449
Howell Township BAN Series A, 1.5% 5/7/04	5,930,000	5,950,720
Lakewood Township Gen. Oblig. BAN 1.75% 4/23/04	5,078,000	5,106,238
Mercer County Impt. Auth. Rev. (Atlantic Foundation & Johnson Proj.) Series 1998, 1.14% (MBIA Insured), VRDN (a)	3,900,000	3,900,000
Montgomery Township Gen. Oblig. BAN 1.5% 6/3/03	7,000,000	7,000,099
New Jersey Bldg. Auth. Bldg. Rev. Participating VRDN Series PT 1806, 1.18% (Liquidity Facility WestLB AG) (a)(e)	7,390,000	7,390,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:
(Dial Realty Proj.) Series 1988 L, 1.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	$ 1,250,000	$ 1,250,000
(Guttenplan's Bakery Proj.) Series 1989 G, 1.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	1,000,000	1,000,000
(Herzel Motor Corp. Proj.) Series 1989 L, 1.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	200,000	200,000
New Jersey Econ. Dev. Auth. Rev.:
(Eastern Silk Proj.) Second Series D2, 1.3%, LOC BNP Paribas SA, VRDN (a)(d)	725,000	725,000
(Jewish Home Rockleigh Proj.) Series B, 1.2%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	7,000,000	7,000,000
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Participating VRDN Series ROC II R203, 1.19% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	3,370,000	3,370,000
(5901 Tonelle Ave. Assoc. Proj.) Series 2001, 1.31%, LOC Wachovia Bank NA, VRDN (a)(d)	5,290,000	5,290,000
(LPS Inds. Proj.) 1.31%, LOC Wachovia Bank NA, VRDN (a)(d)	2,800,000	2,800,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container LLC Proj.) 1.3%, LOC Citibank NA, New York, VRDN (a)(d)	3,000,000	3,000,000
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Participating VRDN Series MS 00 417, 1.22% (Liquidity Facility Morgan Stanley) (a)(d)(e)	2,005,000	2,005,000
New Jersey Gen. Oblig.:
Bonds Series PA 703, 1.125%, tender 11/13/03 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)(f)	8,400,000	8,400,000
Participating VRDN:
Series 2003 B, 1.19% (Liquidity Facility Bank of America NA) (a)(e)	4,635,000	4,635,000
Series EGL 03 0005, 1.19% (Liquidity Facility Citibank NA, New York) (a)(e)	9,700,000	9,700,000
Series EGL 96 3001, 1.19% (Liquidity Facility Citibank NA, New York) (a)(e)	3,100,000	3,100,000
Series FRRI L8, 1.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	5,700,000	5,700,000
Series MS 01 549, 1.19% (Liquidity Facility Morgan Stanley) (a)(e)	5,000,000	5,000,000
Series MSTC 01 174, 1.33% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	5,500,000	5,500,000
TRAN 3% 6/12/03	70,675,000	70,707,796
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Meridian Health Sys. Proj.) Series 2003 A, 1.1%, LOC JPMorgan Chase Bank, VRDN (a)	$ 12,600,000	$ 12,600,000
(RWJ Health Care Corp. at Hamilton Obligated Group Prog.) Series 2002, 1.1%, LOC Bank of New York NA, VRDN (a)	5,700,000	5,700,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Bonds Series EE, 1.1% 4/1/04 (d)	4,000,000	4,000,000
Participating VRDN:
Series 1999 V, 1.24% (Liquidity Facility Bank of America NA) (a)(d)(e)	2,700,000	2,700,000
Series PT 287, 1.27% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(e)	1,800,000	1,800,000
New Jersey Tpk. Auth. Rev. Participating VRDN:
Series AAB 00 6, 1.17% (Liquidity Facility ABN-AMRO Bank NV) (a)(e)	4,200,000	4,200,000
Series EGL 00 3002, 1.19% (Liquidity Facility Citibank NA, New York) (a)(e)	6,830,000	6,830,000
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series Merlots 00 EEE, 1.23% (Liquidity Facility Wachovia Bank NA) (a)(e)	3,000,000	3,000,000
Series PA 667, 1.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,800,000	4,800,000
Series PA 751, 1.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,995,000	9,995,000
Series Putters 155, 1.22% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,995,000	7,995,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series MS 00 224, 1.19% (Liquidity Facility Morgan Stanley) (a)(e)	10,395,000	10,395,000
Series MS 98 54, 1.19% (Liquidity Facility Morgan Stanley) (a)(e)	5,000,000	5,000,000
Series PA 958P, 1.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,500,000	2,500,000
Series PA 979R, 1.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	10,465,000	10,465,000
Series PT 1723, 1.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,510,000	2,510,000
Series Putters 289, 1.19% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,095,000	3,095,000
Ridgewood Gen. Oblig. BAN 3% 7/3/03	5,236,000	5,242,504
Salem County Indl. Poll. Cont. Fing. Auth. Poll. Cont. Rev. Bonds Series MS 00 381, 1.65%, tender 8/7/03 (Liquidity Facility Morgan Stanley) (a)(e)(f)	10,000,000	10,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
South Orange Village Township Rev. BAN 1.75% 2/19/04	$ 4,279,322	$ 4,297,595
Univ. of Medicine & Dentistry Series 2002 B, 1.19% (AMBAC Insured), VRDN (a)	21,100,000	21,100,000
		406,240,491
New York & New Jersey - 20.4%
New York & New Jersey Port Auth. Participating VRDN Series AAB 00 19, 1.19% (Liquidity Facility ABN-AMRO Bank NV) (a)(e)	6,670,000	6,670,000
Port Auth. New York & New Jersey Spl. Oblig. Rev.:
Participating VRDN:
Series FRRI 00 N18, 1.3% (Liquidity Facility Bank of New York NA) (a)(d)(e)	3,600,000	3,600,000
Series Merlots 00 B5, 1.28% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	2,280,000	2,280,000
Series MS 00 331, 1.22% (Liquidity Facility Morgan Stanley) (a)(d)(e)	4,500,000	4,500,000
Series MS 00 353, 1.22% (Liquidity Facility Morgan Stanley) (a)(d)(e)	3,300,000	3,300,000
Series MS 98 157, 1.22% (Liquidity Facility Morgan Stanley) (a)(d)(e)	1,370,000	1,370,000
Series Putters 278, 1.24% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	5,700,000	5,700,000
Series 3, 1.33%, VRDN (a)	1,500,000	1,500,000
Port Auth. of New York & New Jersey:
Bonds Series PT 418, 1.2%, tender 7/24/03 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)(f)	2,285,000	2,285,000
Participating VRDN:
Series Floaters 01 646, 1.19% (Liquidity Facility Morgan Stanley) (a)(e)	4,755,000	4,755,000
Series Floaters 01 693, 1.22% (Liquidity Facility Morgan Stanley) (a)(d)(e)	12,800,000	12,800,000
Series MS 01 736, 1.19% (Liquidity Facility Morgan Stanley) (a)(e)	2,400,000	2,400,000
Series Putters 177, 1.24% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	5,400,000	5,400,000
Series ROC II R42, 1.24% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)(e)	6,155,000	6,155,000
Series ROC II R95, 1.24% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)(e)	2,900,000	2,900,000
Series SG 96 52, 1.22% (Liquidity Facility Societe Generale) (a)(d)(e)	11,980,000	11,980,000
Series 1991 2, 1.24%, VRDN (a)(d)(f)	6,400,000	6,400,000
Series 1992 2, 1.19%, VRDN (a)(f)	6,900,000	6,900,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Series 1996 3, 1.3%, VRDN (a)	$ 5,000,000	$ 5,000,000
Series 1997 1, 1.19%, VRDN (a)(f)	8,900,000	8,900,000
Series 1997 1B, 1.3%, VRDN (a)	3,200,000	3,200,000
Series 1997 2, 1.19%, VRDN (a)(f)	10,400,000	10,400,000
		118,395,000
Puerto Rico - 1.8%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series PT 811, 1.17% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,495,000	5,495,000
Series Putters 147, 1.17% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,660,000	3,660,000
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998, 1.65%, LOC Banco Santander Central Hispano SA, VRDN (a)	1,500,000	1,500,000
		10,655,000
	Shares
Other - 4.1%
Fidelity Municipal Cash Central Fund, 1.33% (b)(c)	24,156,600	24,156,600
TOTAL INVESTMENT PORTFOLIO - 97.0%		564,432,091
NET OTHER ASSETS - 3.0%		17,279,260
NET ASSETS - 100%		$ 581,711,351
Total Cost for Income Tax Purposes $ 564,432,091
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
New Jersey Gen. Oblig. Bonds Series PA 703, 1.125%, tender 11/13/03 (Liquidity Facility Merrill Lynch & Co., Inc.)	5/13/03	$ 8,400,000
Port Auth. of New York & New Jersey Bonds Series PT 418, 1.2%, tender 7/24/03 (Liquidity Facility Merrill Lynch & Co., Inc.)	11/30/00	$ 2,285,000
Port Auth. of New York & New Jersey:
Series 1991 2, 1.24%, VRDN	6/18/91	$ 6,400,000
Series 1992 2, 1.19%, VRDN	2/14/92	$ 6,900,000
Series 1997 1, 1.19%, VRDN	8/9/02	$ 8,900,000
Series 1997 2, 1.19%, VRDN	9/15/97	$ 10,400,000
Salem County Indl. Poll. Cont. Fing. Auth. Poll. Cont. Rev. Bonds Series MS 00 381, 1.65%, tender 8/7/03 (Liquidity Facility Morgan Stanley)	9/20/00	$ 10,000,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $53,285,000 or 9.2% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan New Jersey Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2003 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule		$ 564,432,091
Cash		331,025
Receivable for investments sold		12,600,000
Receivable for fund shares sold		1,068,085
Interest receivable		3,949,662
Receivable from investment adviser for expense reductions		35,976
Total assets		582,416,839

Liabilities
Payable for fund shares redeemed	$ 465,955
Distributions payable	27,060
Accrued management fee	211,580
Other payables and accrued expenses	893
Total liabilities		705,488

Net Assets		$ 581,711,351
Net Assets consist of:
Paid in capital		$ 581,678,983
Accumulated net realized gain (loss) on investments		32,368
Net Assets, for 581,536,439 shares outstanding		$ 581,711,351
Net Asset Value, offering price and redemption price per share ($581,711,351 ÷ 581,536,439 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan New Jersey Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2003 (Unaudited)

Investment Income
Interest		$ 3,683,493

Expenses
Management fee	$ 1,269,646
Non-interested trustees' compensation	1,227
Total expenses before reductions	1,270,873
Expense reductions	(284,376)	986,497
Net investment income		2,696,996
Net realized gain (loss) on investment securities		17,986
Net increase in net assets resulting from operations		$ 2,714,982

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2003 (Unaudited)	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,696,996	$ 6,754,780
Net realized gain (loss)	17,986	298,174
Net increase (decrease) in net assets resulting from operations	2,714,982	7,052,954
Distributions to shareholders from net investment income	(2,696,996)	(6,754,780)
Distributions to shareholders from net realized gain	(257,130)	-
Total distributions	(2,954,126)	(6,754,780)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	174,723,712	413,410,659
Reinvestment of distributions	2,779,049	6,337,743
Cost of shares redeemed	(166,948,005)	(342,513,375)
Net increase (decrease) in net assets and shares resulting from share transactions	10,554,756	77,235,027
Total increase (decrease) in net assets	10,315,612	77,533,201

Net Assets
Beginning of period	571,395,739	493,862,538
End of period	$ 581,711,351	$ 571,395,739

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.012	.026	.035	.027	.030
Net realized and unrealized gain (loss)	- F	-	-	-	-	-
Total from investment operations	.005	.012	.026	.035	.027	.030
Distributions from net investment income	(.005)	(.012)	(.026)	(.035)	(.027)	(.030)
Distributions from net realized gain	-F	-	-	-	-	-
Total distributions	(.005)	(.012)	(.026)	(.035)	(.027)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C,D	.50%	1.23%	2.61%	3.56%	2.78%	3.06%
Ratios to Average Net AssetsE
Expenses before expense reductions	.43%A	.43%	.49%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.35%A	.35%	.48%	.50%	.50%	.50%
Expenses net of all reductions	.33%A	.31%	.45%	.50%	.50%	.50%
Net investment income	.92%A	1.22%	2.57%	3.50%	2.74%	3.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 581,711	$ 571,396	$ 493,863	$ 482,664	$ 498,601	$ 528,490

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former account closeout fee.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Amount represents less than $.001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 5/31/03	% of fund's investments 11/30/02	% of fund's investments 5/31/02
0 - 30	85.5	69.9	77.9
31 - 90	4.8	1.6	6.9
91 - 180	4.8	7.9	7.0
181 - 397	4.9	20.6	8.2
Weighted Average Maturity
	5/31/03	11/30/02	5/31/02
Fidelity New Jersey Municipal Money Market	31 Days	64 Days	41 Days
New Jersey Tax-Free Money Market Funds Average*	36 Days	49 Days	35 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2003	As of November 30, 2002
Variable Rate Demand Notes (VRDNs) 61.7%	Variable Rate Demand Notes (VRDNs) 64.3%
Tender Bonds 4.9%	Tender Bonds 2.7%
Municipal Notes 23.9%	Municipal Notes 27.0%
Fidelity Municipal Cash Central Fund 6.6%	Fidelity Municipal Cash Central Fund 4.5%
Other Investments 2.6%	Other Investments 1.5%
Net Other Assets 0.3%	Net Other Assets 0.0%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Investments May 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.7%
	Principal Amount	Value (Note 1)
Delaware/New Jersey - 0.8%
Delaware River & Bay Auth. Rev. Participating VRDN Series Merlots 00 B8, 1.23% (Liquidity Facility Wachovia Bank NA) (a)(e)	$ 9,940,000	$ 9,940,000
New Jersey - 69.5%
Bergen County Impt. Auth. Multi-family Hsg. Rev. (Kentshire Apts. Proj.) Series 2001, 1.2%, LOC Fannie Mae, VRDN (a)(d)	6,000,000	6,000,000
Bernards Township Sewerage Auth. Swr. Rev. Bonds Series 1985, 1.7%, tender 12/15/03 (Liquidity Facility Wachovia Bank NA) (a)	2,125,000	2,125,000
Burlington County Board Commission Pooled Ln. Rev. Participating VRDN Series ROC II R1023, 1.19% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	4,905,000	4,905,000
Burlington County Gen. Oblig. BAN:
Series D, 2% 6/6/03	9,046,000	9,046,241
Series F, 1.6% 8/8/03	8,129,000	8,129,000
Series I, 1.8% 10/31/03	8,564,500	8,564,500
Camden County Impt. Auth. Rev. (Parkview Redev. Hsg. Proj.) 1.15%, LOC Gen. Elec. Cap. Corp., VRDN (a)(d)	12,800,000	12,800,000
Casino Reinvestment Dev. Auth. Packaging Fee Rev. Participating VRDN Series MSTC 01 175, 1.2% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	16,565,000	16,565,000
Cherry Hill Township Gen. Oblig. BAN 2.25% 10/9/03	6,100,000	6,118,191
Chester Township Gen. Oblig. BAN 2.75% 6/13/03	7,619,000	7,621,610
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN:
Series Merlots 00 B4, 1.23% (Liquidity Facility Wachovia Bank NA) (a)(e)	5,000,000	5,000,000
Series Merlots 00 K, 1.23% (Liquidity Facility Wachovia Bank NA) (a)(e)	15,265,000	15,265,000
Series PA 606, 1.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,000,000	6,000,000
Series PA 965R, 1.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,000,000	5,000,000
Series SG 53, 1.22% (Liquidity Facility Societe Generale) (a)(e)	12,940,000	12,940,000
Series SGA 89, 1.35% (Liquidity Facility Societe Generale) (a)(e)	8,200,000	8,200,000
Dover Township BAN 1.1% 12/26/03	10,380,000	10,382,905
Edgewater Gen. Oblig. BAN 2.25% 9/9/03	6,510,250	6,523,427
Englewood Gen. Oblig. BAN 2% 7/11/03	8,236,281	8,240,009
Gloucester County Gen. Oblig. BAN 2.5% 10/29/03	6,500,000	6,521,000
Jefferson Township Gen. Oblig. BAN 2% 7/11/03	7,424,489	7,428,087
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
Mercer County Impt. Auth. Rev. (Atlantic Foundation & Johnson Proj.) Series 1998, 1.14% (MBIA Insured), VRDN (a)	$ 18,100,000	$ 18,100,000
Metuchen Gen. Oblig. BAN 1.75% 4/28/04	7,220,000	7,262,096
Montclair Township Gen. Oblig. BAN:
1.75% 4/8/04	7,905,000	7,948,297
2.25% 6/27/03	7,077,000	7,080,221
Montgomery Township Gen. Oblig. BAN 1.5% 6/3/03	15,043,310	15,043,523
New Jersey Econ. Dev. Auth. Market Transition Facility Rev. Participating VRDN Series ROC II R199, 1.19% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	6,215,000	6,215,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev.:
Bonds Series MS 00 371, 1.65%, tender 8/7/03 (Liquidity Facility Morgan Stanley) (a)(e)(f)	21,070,000	21,070,000
Participating VRDN Series MS 98 161, 1.22% (Liquidity Facility Morgan Stanley) (a)(d)(e)	1,625,000	1,625,000
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Hoffman- Roche, Inc. Proj.) Series 1985, 1.25%, LOC Wachovia Bank NA, VRDN (a)	3,000,000	3,000,000
New Jersey Econ. Dev. Auth. Rev.:
(E.P. Henry Corp. Proj.) 1.26%, LOC Wachovia Bank NA, VRDN (a)(d)	430,000	430,000
(Jewish Home Rockleigh Proj.) Series B, 1.2%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	9,675,000	9,675,000
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. (LPS Inds. Proj.) 1.31%, LOC Wachovia Bank NA, VRDN (a)(d)	5,790,000	5,790,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev.:
Bonds (Dallas Airmotive, Inc. Proj.) Series 2000, 1.45%, tender 6/2/03, LOC Bayerische Landesbank Girozentrale (a)(d)	5,780,000	5,780,000
(Port Newark Container LLC Proj.) 1.3%, LOC Citibank NA, New York, VRDN (a)(d)	37,800,000	37,800,000
New Jersey Econ. Dev. Auth. Thermal Energy Facilities Rev. (Marina Energy LLC Proj.) Series 2001 A, 1.15%, LOC Wachovia Bank NA, VRDN (a)(d)	9,800,000	9,800,000
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Participating VRDN Series MS 00 417, 1.22% (Liquidity Facility Morgan Stanley) (a)(d)(e)	3,860,000	3,860,000
New Jersey Gen. Oblig.:
Bonds:
Series PA 703, 1.125%, tender 11/13/03 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)(f)	18,260,000	18,260,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Gen. Oblig.: - continued
Bonds: - continued
Series PA 903R, 1.15%, tender 7/31/03 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)(f)	$ 5,390,000	$ 5,390,000
Participating VRDN:
Series EGL 03 0005, 1.19% (Liquidity Facility Citibank NA, New York) (a)(e)	21,095,000	21,095,000
Series FRRI L8, 1.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	9,950,000	9,950,000
Series MS 01 549, 1.19% (Liquidity Facility Morgan Stanley) (a)(e)	11,390,000	11,390,000
Series MSTC 01 174, 1.33% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	14,200,000	14,200,000
Series PT 1645, 1.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	10,890,000	10,890,000
TRAN 3% 6/12/03	158,780,000	158,853,665
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Bonds:
Series DD, 1.05% 4/1/04	6,665,000	6,665,000
Series EE, 1.1% 4/1/04 (d)	11,000,000	11,000,000
Participating VRDN:
Series 1999 V, 1.24% (Liquidity Facility Bank of America NA) (a)(d)(e)	7,480,000	7,480,000
Series Merlots 00 A2, 1.28% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	2,210,000	2,210,000
Series PA 117, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	1,055,000	1,055,000
Series PT 118, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	13,670,000	13,670,000
Series PT 1289, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	1,960,000	1,960,000
Series PT 456, 1.21% (Liquidity Facility BNP Paribas SA) (a)(d)(e)	4,800,000	4,800,000
Series PT 635, 1.21% (Liquidity Facility Svenska Handelsbanken AB) (a)(d)(e)	4,360,000	4,360,000
New Jersey Tpk. Auth. Rev. Participating VRDN:
Series AAB 00 6, 1.17% (Liquidity Facility ABN-AMRO Bank NV) (a)(e)	37,220,000	37,220,000
Series EGL 00 3001, 1.19% (Liquidity Facility Citibank NA, New York) (a)(e)	17,315,000	17,315,000
Series EGL 00 3002, 1.19% (Liquidity Facility Citibank NA, New York) (a)(e)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series FRRI 02 L30J, 1.25% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	$ 9,300,000	$ 9,300,000
Series Merlots 00 EEE, 1.23% (Liquidity Facility Wachovia Bank NA) (a)(e)	5,100,000	5,100,000
Series PA 668, 1.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,995,000	4,995,000
Series PA 670, 1.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,345,000	6,345,000
Series PT 1799, 1.22% (Liquidity Facility WestLB AG) (a)(e)	6,045,000	6,045,000
Series PT 747, 1.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,500,000	3,500,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series BA 00 C, 1.19% (Liquidity Facility Bank of America NA) (a)(e)	3,500,000	3,500,000
Series MS 98 54, 1.19% (Liquidity Facility Morgan Stanley) (a)(e)	5,245,000	5,245,000
Series PA 646, 1.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,020,000	5,020,000
Series PA 937R, 1.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	8,165,000	8,165,000
Series PT 1723, 1.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,600,000	5,600,000
Series PT 1751, 1.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,990,000	6,990,000
Series Putters 289, 1.19% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,345,000	8,345,000
Series ROC II R146, 1.19% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	7,495,000	7,495,000
Series ROC II R221, 1.19% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	5,000,000	5,000,000
New Jersey Transit Corp. Ctfs. of Prtn. Bonds Series B, 5.25% 9/15/03 (AMBAC Insured)	4,955,000	5,010,883
North Brunswick Township Gen. Oblig. BAN 1.5% 12/19/03	5,000,000	5,010,949
Princeton Township Gen. Oblig. BAN:
1.625% 4/16/04	7,192,000	7,226,522
2.25% 6/20/03	6,325,000	6,327,104
Randolph Township Gen. Oblig. Bonds 2% 9/10/03	10,258,000	10,273,353
Readington Township Gen. Oblig. BAN 2.125% 2/10/04	5,200,000	5,235,571
Salem County Indl. Poll. Cont. Fing. Auth. Poll. Cont. Rev.:
Bonds Series MS 00 381, 1.65%, tender 8/7/03 (Liquidity Facility Morgan Stanley) (a)(e)(f)	2,495,000	2,495,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
Salem County Indl. Poll. Cont. Fing. Auth. Poll. Cont. Rev.: - continued
Participating VRDN Series MS 00 380, 1.19% (Liquidity Facility Morgan Stanley) (a)(e)	$ 19,420,000	$ 19,420,000
Somerset County Indl. Poll. Cont. Fing. Auth. Rev. (American Cyanamid Co. Proj.) 1.7% (Wyeth Guaranteed), VRDN (a)	3,700,000	3,700,000
Sparta Township Gen. Oblig. BAN 2.75% 6/6/03	6,805,212	6,806,072
Univ. of Medicine & Dentistry Series 2002 B, 1.19% (AMBAC Insured), VRDN (a)	34,925,000	34,925,000
		890,693,226
New York & New Jersey - 21.2%
Port Auth. New York & New Jersey Spl. Oblig. Rev.:
Participating VRDN:
Series FRRI 00 N18, 1.3% (Liquidity Facility Bank of New York NA) (a)(d)(e)	18,400,000	18,400,000
Series MS 00 243, 1.22% (Liquidity Facility Morgan Stanley) (a)(d)(e)	1,650,000	1,650,000
Series MS 00 331, 1.22% (Liquidity Facility Morgan Stanley) (a)(d)(e)	14,330,000	14,330,000
Series MS 00 353, 1.22% (Liquidity Facility Morgan Stanley) (a)(d)(e)	5,870,000	5,870,000
Series MS 98 157, 1.22% (Liquidity Facility Morgan Stanley) (a)(d)(e)	1,790,000	1,790,000
Series PT 1755, 1.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	6,180,000	6,180,000
Series Putters 192, 1.24% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	24,695,000	24,695,000
Series Putters 278, 1.24% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	12,735,000	12,735,000
Series 3, 1.33%, VRDN (a)	13,400,000	13,400,000
Series 5, 1.33%, VRDN (a)	7,100,000	7,100,000
Port Auth. of New York & New Jersey:
Bonds:
Series PT 418, 1.2%, tender 7/24/03 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)(f)	4,000,000	4,000,000
Series PT 440, 1.2%, tender 7/24/03 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)(f)	4,605,000	4,605,000
Participating VRDN:
Series Floaters 01 693, 1.22% (Liquidity Facility Morgan Stanley) (a)(d)(e)	24,050,000	24,050,000
Series MS 01 701, 1.22% (Liquidity Facility Morgan Stanley) (a)(d)(e)	4,995,000	4,995,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN: - continued
Series MS 01 736, 1.19% (Liquidity Facility Morgan Stanley) (a)(e)	$ 22,120,000	$ 22,120,000
Series PT 1596, 1.22% (Liquidity Facility WestLB AG) (a)(d)(e)	5,595,000	5,595,000
Series Putters 153, 1.24% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,000,000	2,000,000
Series Putters 177, 1.24% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	4,600,000	4,600,000
Series RobIns 10, 1.19% (Liquidity Facility Bank of New York NA) (a)(d)(e)	12,655,000	12,655,000
Series ROC II R43, 1.24% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)(e)	7,015,000	7,015,000
Series ROC II R95, 1.24% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)(e)	24,355,000	24,355,000
Series SG 96 52, 1.22% (Liquidity Facility Societe Generale) (a)(d)(e)	7,485,000	7,485,000
Series 1991, 1.24%, VRDN (a)(d)(f)	8,800,000	8,800,000
Series 1992, 1.19%, VRDN (a)(f)	6,800,000	6,800,000
Series 1995 4, 1.24%, VRDN (a)(d)(f)	10,500,000	10,500,000
Series 1995, 1.24%, VRDN (a)(d)(f)	9,400,000	9,400,000
Series 1996 2, 1.4%, VRDN (a)(d)	3,500,000	3,500,000
Series 1997 1A, 1.3%, VRDN (a)	2,800,000	2,800,000
		271,425,000
Puerto Rico - 1.6%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN Series PT 812, 1.17% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	12,000,000	12,000,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev. Participating VRDN Series Putters 347, 1.17% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,735,000	5,735,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN Series ROC II R179, 1.22% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	2,995,000	2,995,000
		20,730,000
Municipal Securities - continued
	Shares	Value (Note 1)
Other - 6.6%
Fidelity Municipal Cash Central Fund, 1.33% (b)(c)	84,640,880	$ 84,640,880
TOTAL INVESTMENT PORTFOLIO - 99.7%	1,277,429,106
NET OTHER ASSETS - 0.3%	3,982,182
NET ASSETS - 100%	$ 1,281,411,288
Total Cost for Income Tax Purposes $ 1,277,429,106
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. Bonds Series MS 00 371, 1.65%, tender 8/7/03 (Liquidity Facility Morgan Stanley)	8/8/02	$ 21,070,000
New Jersey Gen. Oblig. Bonds:
Series PA 703, 1.125%, tender 11/13/03 (Liquidity Facility Merrill Lynch & Co., Inc.)	5/13/03	$ 18,260,000
Series PA 903R, 1.15%, tender 7/31/03 (Liquidity Facility Merrill Lynch & Co., Inc.)	5/23/02 - 1/29/03	$ 5,390,000
Port Auth. of New York & New Jersey Bonds:
Series PT 418, 1.2%, tender 7/24/03 (Liquidity Facility Merrill Lynch & Co., Inc.)	6/29/00	$ 4,000,000
Series PT 440, 1.2%, tender 7/24/03 (Liquidity Facility Merrill Lynch & Co., Inc.)	7/13/00	$ 4,605,000
Port Auth. of New York & New Jersey:
Series 1991, 1.24%, VRDN	6/18/91	$ 8,800,000
Series 1992, 1.19%, VRDN	2/14/92	$ 6,800,000
Series 1995 4, 1.24%, VRDN	8/9/02	$ 10,500,000
Series 1995, 1.24%, VRDN	9/15/95	$ 9,400,000
Salem County Indl. Poll. Cont. Fing. Auth. Poll. Cont. Rev. Bonds Series MS 00 381, 1.65%, tender 8/7/03 (Liquidity Facility Morgan Stanley)	7/31/02	$ 2,495,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $91,320,000 or 7.1% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2003 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule		$ 1,277,429,106
Cash		581,603
Receivable for fund shares sold		13,033,682
Interest receivable		8,934,849
Total assets		1,299,979,240

Liabilities
Payable for investments purchased	$ 7,600,000
Payable for fund shares redeemed	10,395,741
Distributions payable	7,267
Accrued management fee	406,279
Other payables and accrued expenses	158,665
Total liabilities		18,567,952

Net Assets		$ 1,281,411,288
Net Assets consist of:
Paid in capital		$ 1,281,254,193
Accumulated net realized gain (loss) on investments		157,095
Net Assets, for 1,280,960,328 shares outstanding		$ 1,281,411,288
Net Asset Value, offering price and redemption price per share ($1,281,411,288 ÷ 1,280,960,328 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2003 (Unaudited)

Investment Income
Interest		$ 8,019,420

Expenses
Management fee	$ 2,456,841
Transfer agent fees	740,256
Accounting fees and expenses	78,233
Non-interested trustees' compensation	2,622
Custodian fees and expenses	9,663
Registration fees	21,499
Audit	22,698
Legal	7,342
Miscellaneous	42,104
Total expenses before reductions	3,381,258
Expense reductions	(105,239)	3,276,019
Net investment income		4,743,401
Net realized gain (loss) on investment securities		196,900
Net increase in net assets resulting from operations		$ 4,940,301

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2003 (Unaudited)	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 4,743,401	$ 12,529,779
Net realized gain (loss)	196,900	466,646
Net increase (decrease) in net assets resulting from operations	4,940,301	12,996,425
Distributions to shareholders from net investment income	(4,743,401)	(12,529,779)
Distributions to shareholders from net realized gain	(311,617)	-
Total distributions	(5,055,018)	(12,529,779)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,332,372,065	2,761,354,741
Reinvestment of distributions	4,996,201	12,302,876
Cost of shares redeemed	(1,298,090,585)	(2,650,607,322)
Net increase (decrease) in net assets and shares resulting from share transactions	39,277,681	123,050,295
Total increase (decrease) in net assets	39,162,964	123,516,941

Net Assets
Beginning of period	1,242,248,324	1,118,731,383
End of period	$ 1,281,411,288	$ 1,242,248,324

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.010	.025	.034	.026	.029
Net realized and unrealized gain (loss)	- E	-	-	-	-	-
Total from investment operations	.004	.010	.025	.034	.026	.029
Distributions from net investment income	(.004)	(.010)	(.025)	(.034)	(.026)	(.029)
Distributions from net realized gain	- E	-	-	-	-	-
Total distributions	(.004)	(.010)	(.025)	(.034)	(.026)	(.029)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.39%	1.05%	2.55%	3.50%	2.68%	2.93%
Ratios to Average Net Assets D
Expenses before expense reductions	.53% A	.52%	.53%	.55%	.58%	.60%
Expenses net of voluntary waivers, if any	.53% A	.52%	.53%	.55%	.58%	.60%
Expenses net of all reductions	.51% A	.48%	.48%	.55%	.58%	.59%
Net investment income	.74% A	1.04%	2.49%	3.47%	2.65%	2.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,281,411	$ 1,242,248	$ 1,118,731	$ 926,551	$ 697,926	$ 590,490

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E Amount represents less than $.001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Spartan® New Jersey Municipal Income Fund (the income fund) is a fund of Fidelity Court Street Trust. Spartan New Jersey Municipal Money Market Fund and Fidelity® New Jersey Municipal Money Market Fund (the money market funds) are funds of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of New Jersey. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market funds are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year each fund intends to qualify as a regulated investment company by distributing all of their taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period for the money market funds. Capital accounts within the income fund's financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to short-term capital gains, prior period premium and discount on debt securities, market discount, and losses deferred due to future transactions.

The federal tax cost of investments including unrealized appreciation (depreciation) for the income fund as of period end was as follows:

Unrealized appreciation	$ 49,034,944	|
Unrealized depreciation	(1,192,644)
Net unrealized appreciation (depreciation)	$ 47,842,300
Cost for federal income tax purposes	$ 539,341,488

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

Swap Agreements. The income fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the income fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the income fund and Fidelity New Jersey Municipal Money Market Fund with investment management related services for which the funds pay a monthly management fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annualized management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Spartan New Jersey Municipal Income Fund	.25%	.13%	.38%
Fidelity New Jersey Municipal Money Market Fund	.25%	.13%	.38%

FMR and its affiliates provide Spartan New Jersey Municipal Money Market Fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .43% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund and Fidelity New Jersey Municipal Money Market Fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Spartan New Jersey Municipal Income Fund	.07%
Fidelity New Jersey Municipal Money Market Fund	.12%

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

Distributions from the Central Funds are noted in the table below:

Income Distributions
Spartan New Jersey Municipal Money Market Fund	$ 208,244
Fidelity New Jersey Municipal Money Market Fund	$ 538,627

5. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Spartan New Jersey Municipal Money Market Fund	.35%	$ 240,061

Through arrangements with the income fund's and Fidelity New Jersey Municipal Money Market Fund's, custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction
Spartan New Jersey Municipal Income Fund	$ 4,639	$ 24,079
Fidelity New Jersey Municipal Money Market Fund	8,569	96,670

In addition, through an arrangement with Spartan New Jersey Municipal Money Market Fund's custodian and transfer agent, $44,315 of credits realized as a result of uninvested cash balances were used to reduce the fund's expenses.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

NJN-USAN-0703
1.786819.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fidelity Court Street Trust II is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There were no significant changes in Fidelity Court Street Trust II internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

Item 10. Exhibits

(a)		Not applicable.
(b)	(1)	Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.
	(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	July 24, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	July 24, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	July 24, 2003